United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST

(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive

Baltimore, Maryland 21209

(Address of principle executive offices) (Zip code)

William Andrews

Campbell & Company Investment Adviser LLC

2850 Quarry Lake Drive

Baltimore, Maryland 21209

(name and address for agent for service)

Registrant’s telephone number including area code: (800) 698-7235

Date of fiscal year end: December 31, 2013

Date of reporting period: December 31, 2013

Item 1. Reports to Stockholders

The Campbell
Multi-Strategy Trust

Annual Report
December 31, 2013

The Campbell Multi-Strategy Trust

Campbell Multi-Strategy Trust Annual Letter December 2013

Dear Shareholder,

The Campbell Multi-Strategy Trust finished the year with a 2.81% gain in the fourth quarter following a small decline in December (-1.25%). Overall, the Trust gained 8.22% during the year. Firm-wide assets under management rose to approximately $3.7B.

EXHIBIT A: Campbell Multi-Strategy Trust vs. Benchmark Index in 2013.

The Year In Review:

Performance:

With a 8.22% return in 2013, the Campbell Multi-Strategy Trust outperformed the various CTA benchmark indices by a wide margin. There were a number of contributing factors, but the overarching themes driving our recent outperformance are a commitment to diversification and our research innovations.

Past performance is not indicative of future results.

Campbell Multi-Strategy Trust Annual Letter December 2013

Exhibit B: Campbell Multi-Strategy Time Horizon Attribution in 20131

One of the primary goals of the portfolio construction process at Campbell is to ensure sufficient diversification among key risk dimensions, such as time horizon, strategy, sector and style. For example, the portfolio maintains a diversified exposure to short-term (intraday – 1 month), medium-term (1 – 3 months) and long-term (3 months or more) signals. In particular, we tend to have a larger allocation to short-term strategies than many of our peers, as these strategies tend to be more capacity constrained and are thus inefficient for larger programs. Our participation in the short-term space had a marked impact in 2013. Within Non-Trend, Short-Term Mean Reversion (which focuses on opportunities of 10 days or less) is the best-performing strategy group. Within Trend, the short-term strategies played an important role, particularly in the interest rate sector. In May, for example, the short-term strategies were quick to react to the regime shift and became net short the sector by the beginning of June. This contributed to positive overall performance for short-term Trend in the interest rate sector in 2013, which helped offset sector losses incurred in the medium-term and long-term strategies.

The portfolio also benefited from style diversification, and the inclusion of strategies that can profit in the absence of sustained trends. At just a 20% allocation, Non-Trend strategies contributed approximately half of the total performance of the Multi-Strategy Trust last year. The Non-Trend allocation was particularly valuable in months like May, June and August, which were very difficult for trend-based strategies. Highlighting the complementary nature of the strategy group, the interest rate sector was the best-performing sector for Non-Trend in 2013. Furthermore, the daily correlation of Non-Trend (based on returns of Campbell’s Non-Trend Portfolio2) to Trend (based on Newedge Trend Index) during the year was -0.01.

Past performance is not indicative of future results.

Campbell Multi-Strategy Trust Annual Letter December 2013

EXHIBIT C: Campbell Multi-Strategy Sector Attribution in 20131

Diversification by sector was also an important differentiator for the program, which targets an equal allocation to equity indices, interest rates, commodities and foreign exchange (over the long-term). Our relatively large exposure to the commodity sector (compared to the peer group) was quite helpful, representing the second-best performing sector during the year (after equity indices), driven largely by gains in precious metals and grains.

Research innovations in both the Trend and Non-Trend space were also very helpful in navigating a fairly difficult environment in 2013. The Trend portfolio, for example, includes several alternative techniques to capture the momentum effect in markets. While these strategies are correlated, they also tend to be complementary, with different downside volatility profiles and strengths/weaknesses. Last year, one of these alternative strategies, which measures trends based on groupings of markets, helped drive the outperformance of our Trend portfolio. In Non-Trend, the enhancements incorporated into our carry strategy group helped the portfolio effectively play defense in an inhospitable environment, most notably in the FX sector during June.

Past performance is not indicative of future results.

Campbell Multi-Strategy Trust Annual Letter December 2013

Assets Under Management:

Campbell begin 2014 with approximately $3.7 billion under management, representing a $1.1 billion year-over-year increase. A significant portion of the growth in AUM was due to trading profits, resulting from positive performance from each of our futures programs in 2013. We also launched several new investment vehicles and initiated partnerships with a number of new investors during the year, both of which contributed to positive net inflows.

We remain comfortably at an advantageous size in terms of assets under management, which allows us to maintain exposure to a diverse set of holding periods (including short-term) and participate in smaller markets (like commodities) to a meaningful degree without having too large a footprint.

EXHIBIT D: Firm AUM (year-over-year)

Research:

With 26 researchers working full-time on various initiatives, there was a lot of ground covered in 2013. Some of the more important projects involved the development of a new intra-day execution and risk management platform, a comprehensive study of drawdown control, and the development and implementation of several new trading models. For more detail on these or other research initiatives, we’d be happy to discuss via conference call or in a meeting.

Past performance is not indicative of future results.

Campbell Multi-Strategy Trust Annual Letter December 2013

Wishing you great success in 2014 and I look forward to speaking with many of you in the near future. As always, if you’d like to receive information on any of our investment programs, or schedule an update call or meeting, it would be our pleasure.

Best regards,

Will Andrews
Chief Executive Officer

Past performance is not indicative of future results.

Campbell Multi-Strategy Trust Annual Letter December 2013

Important Disclosures: The views expressed in this material are those of Campbell and are subject to change at any time based on market or other conditions. These views are not intended to be a forecast of future events, or investment advice. Investors are cautioned to consider the investment objectives, risks, and charges of funds before investing. The prospectus or offering memorandum contains this and other information about funds. The prospectus or offering memorandum is available from your financial advisor and should be read carefully before investing. Futures and forward trading is speculative, involves substantial risk and is not suitable for all investors. While adding managed futures to a diversified portfolio has the potential to decrease volatility and enhance returns and to profit in rising or falling markets, there is no guarantee that managed futures products will achieve these goals or that managed futures will outperform any other asset class during any particular time. Past performance is not indicative of future results. The market charts in this Review were compiled by Campbell & Company. All performance is net of fees unless otherwise noted.

The Newedge CTA Index provides the market with a reliable daily performance benchmark of major commodity trading advisors (CTAs). The Newedge CTA Index calculates the daily rate of return for a pool of CTAs selected from the larger managers that are open to new investment.

Investors cannot invest in these indices; performance of any of these indices (which, by definition, are averages of many individual investments) may not be representative of any specific investment within that index's asset class.

[1]	Investment into individual sectors and time horizons is not possible for the Trend or Non-Trend Following strategies.
[2]	Campbell non-trend is available as a stand-alone portfolio to institutional investors only.

Past performance is not indicative of future results.

THE CAMPBELL MULTI-STRATEGY TRUST
AFFIRMATION OF THE COMMODITY POOL OPERATOR

To the best of the knowledge and belief of the undersigned, the information contained in the Annual Report for the year ended December 31, 2013 is accurate and complete.

G. William Andrews, Chief Executive Officer
Campbell & Company, Inc.
Commodity Pool Operator
The Campbell Multi-Strategy Trust

Deloitte & Touche LLP 1750 Tysons Blvd. McLean, VA 22102-4219 USA Tel: +1 703 251 1000 Fax: +1 703 251 3400 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Audit Committee of
The Campbell Multi-Strategy Trust:

We have audited the accompanying statement of assets and liabilities of The Campbell Multi-Strategy Trust (the “Trust”), including the schedule of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in shareholders’ capital (net assets) for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Campbell Multi-Strategy Trust as of December 31, 2013, the results of its operations for the year then ended, the changes in its shareholders’ capital (net assets) for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

February 28, 2014

Member of
Deloitte Touche Tohmatsu

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES
Common Stocks
Bermuda
Energy
Cosan Ltd. – Class A	103	$1,413	0.00%
Financials
Axis Capital Holdings Ltd.	10,989	522,746	0.35%
Everest Re Group Ltd.	2,296	357,878	0.24%
Platinum Underwriters Holdings Ltd.	6,735	412,721	0.27%
Total Financials		1,293,345	0.86%
Total Bermuda		1,294,758	0.86%
Brazil
Energy
Ultrapar Participacoes SA – Adr	4,689	110,895	0.07%
Canada
Consumer Discretionary
Lions Gate Entertainment Corp.	7,676	243,022	0.16%
Energy
Suncor Energy Inc.	6,316	221,376	0.15%
Financials
Bank of Montreal	12,059	803,853	0.54%
Brookfield Asset Management Inc.	28,502	1,106,732	0.73%
Total Financials		1,910,585	1.27%
Industrials
Canadian Pacific Railway Ltd.	7,505	1,135,657	0.76%
Materials
Methanex Corp.	23,575	1,396,583	0.93%
Silver Wheaton Corp.	5,890	118,919	0.08%
Total Materials		1,515,502	1.01%
Total Canada		5,026,142	3.35%
Cayman Islands
Consumer Discretionary
Melco Crown Entertainment Ltd. – Adr*	6,134	240,575	0.16%
Information Technology
Baidu Inc. – Adr*	2,969	528,126	0.35%
Total Cayman Islands		768,701	0.51%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Ireland
Health Care
Jazz Pharmaceuticals Plc.*	1,890	$239,198	0.16%
Israel
Information Technology
NICE Systems Ltd. – Adr	3,632	148,767	0.10%
Japan
Consumer Discretionary
ABC-Mart Inc.	1,700	74,211	0.05%
Adastria Holdings Co., Ltd.	1,200	43,378	0.03%
Adores Inc.	6,000	11,058	0.01%
Akebono Brake Industry Co.	6,700	29,789	0.02%
Alpen Co., Ltd.	300	5,387	0.00%
Aoyama Trading Co., Ltd.	300	8,103	0.01%
ASKUL Corp.	900	26,378	0.02%
Belluna Co., Ltd.	1,800	8,704	0.01%
Calsonic Kansei Corp.	9,000	46,428	0.03%
Canon Marketing Japan Inc.	4,500	62,716	0.04%
CyberAgent Inc.	1,600	65,058	0.04%
DA Consortium Inc.	3,600	20,247	0.01%
Daikoku Denki Co., Ltd.	200	4,093	0.00%
DCM Holdings Co., Ltd.	6,200	42,998	0.03%
Dentsu Inc.	600	24,511	0.02%
Don Quijote Co., Ltd.	200	12,103	0.01%
Doutor Nichires Holdings Co., Ltd.	300	5,002	0.00%
Eagle Industry Co., Ltd.	3,000	49,848	0.03%
Exedy Corp.	2,600	75,955	0.05%
FCC Co., Ltd.	300	5,974	0.00%
F-Tech Inc.	100	1,544	0.00%
Fuji Heavy Industries Ltd.	2,000	57,287	0.04%
Fujita Kanko Inc.	20,000	76,382	0.05%
Fujitsu General Ltd.	2,000	21,319	0.01%
Gulliver International Co., Ltd.	4,900	27,326	0.02%
Gunze Ltd.	15,000	37,621	0.03%
Haseko Corp.*	1,900	14,440	0.01%
Higashi Nihon House Co., Ltd.	2,000	10,013	0.01%
Hikari Tsushin Inc.	800	60,270	0.04%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
HIS Co., Ltd.	800	$39,901	0.03%
Honeys Co., Ltd.	60	584	0.00%
J Front Retailing Co., Ltd.	12,000	90,747	0.06%
Kawai Musical Instruments Manufacturing Co., Ltd.	12,000	21,319	0.01%
Keihin Corp.	3,700	57,296	0.04%
Kura Corp.	100	1,510	0.00%
Kurabo Industries Ltd.	4,000	7,068	0.00%
KYB Co., Ltd.	15,000	78,805	0.05%
Kyoritsu Maintenance Co., Ltd.	400	14,364	0.01%
Mars Engineering Corp.	200	3,694	0.00%
Mazda Motor Corp.*	2,000	10,336	0.01%
MOS Food Services Inc.	300	5,689	0.00%
Musashi Seimitsu Industry Co., Ltd.	800	17,283	0.01%
Next Co., Ltd.	2,300	24,407	0.02%
NHK Spring Co., Ltd.	12,300	138,588	0.09%
Nitori Holdings Co., Ltd.	500	47,359	0.03%
Noritsu Koki Co., Ltd.	2,700	17,006	0.01%
Oriental Land Co., Ltd.	200	28,824	0.02%
Pacific Industrial Co., Ltd.	1,200	8,345	0.01%
Panasonic Corp.	8,700	101,167	0.07%
Resorttrust Inc.	700	12,762	0.01%
Right On Co., Ltd.	2,000	14,136	0.01%
Ryohin Keikaku Co., Ltd.	1,200	129,622	0.09%
Saizeriya Co., Ltd.	1,300	15,907	0.01%
Sanoh Industrial Co., Ltd.	1,900	13,231	0.01%
Sega Sammy Holdings Inc.	2,200	55,951	0.04%
Seiko Holdings Corp.	4,000	19,685	0.01%
Sekisui Chemical Co., Ltd.	5,000	61,277	0.04%
Sekisui House Ltd.	1,900	26,534	0.02%
Seria Co., Ltd.	300	12,056	0.01%
Shimamura Co., Ltd.	200	18,735	0.01%
Start Today Co., Ltd.	600	14,883	0.01%
Sumitomo Forestry Co., Ltd.	15,300	178,059	0.12%
Toei Co., Ltd.	9,000	50,874	0.03%
Tokyo Dome Corp.	8,000	52,822	0.04%
Tokyo Individualized Educational Institute Inc.	200	458	0.00%
Toyo Tire & Rubber Co., Ltd.	5,000	28,453	0.02%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Toyoda Gosei Co., Ltd.	2,500	$58,118	0.04%
Toyota Motor Corp.	1,100	67,091	0.04%
Toyota Motor Corp. – Adr	9,567	1,166,410	0.77%
TS Tech Co., Ltd.	6,600	222,278	0.15%
United Arrows Ltd.	3,200	119,780	0.08%
ValueCommerce Co.	1,100	13,512	0.01%
Wacoal Holdings Corp.	4,000	40,699	0.03%
Xebio Co., Ltd.	3,800	72,924	0.05%
Yamada Denki Co., Ltd.	17,700	57,845	0.04%
Yamaha Corp.	4,900	77,694	0.05%
Total Consumer Discretionary		4,244,231	2.83%
Consumer Staples
Asahi Group Holdings Ltd.	4,800	135,163	0.09%
Coca-Cola West Co., Ltd.	2,100	44,430	0.03%
Cocokara Fine Inc.	900	23,701	0.02%
Cosmos Pharmaceutical Corp.	400	43,359	0.03%
Fuji Oil Co., Ltd.	7,800	116,119	0.08%
Heiwado Co., Ltd.	2,800	40,034	0.03%
Ito En Ltd.	800	16,728	0.01%
Japan Tobacco Inc.	3,900	126,716	0.08%
J-Oil Mills Inc.	3,000	8,066	0.01%
Kao Corp.	2,600	81,759	0.05%
Kato Sangyo Co., Ltd.	2,900	52,898	0.04%
Kirin Holdings Co., Ltd.	8,000	114,991	0.08%
Kobe Bussan Co., Ltd.	200	4,378	0.00%
Kusuri No. Aoki Co., Ltd.	400	22,345	0.01%
Kyokuyo Co., Ltd.	3,000	7,581	0.01%
Lion Corp.	1,000	5,577	0.00%
Maruha Nichiro Holdings Inc.	8,000	13,908	0.01%
Mitsubishi Shokuhin Co., Ltd.	100	2,429	0.00%
Morinaga Milk Industry Co., Ltd.	1,000	2,964	0.00%
Nippon Beet Sugar Manufacturing Co., Ltd.	6,000	10,602	0.01%
Nisshin Seifun Group Inc.	3,800	39,242	0.03%
Pigeon Corp.	600	29,071	0.02%
Prima Meat Packers Ltd.	8,000	14,744	0.01%
Rock Field Co., Ltd.	400	7,152	0.00%
Sakata Seed Corp.	300	3,802	0.00%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
San-A Co., Ltd.	400	$10,929	0.01%
Sapporo Holdings Ltd.	3,000	12,597	0.01%
Shiseido Co., Ltd.	4,900	78,718	0.05%
Sugi Holdings Co., Ltd.	300	12,184	0.01%
Sundrug Co., Ltd.	1,300	58,108	0.04%
Unicharm Corp.	900	51,302	0.03%
Warabeya Nichiyo Co., Ltd.	300	5,429	0.00%
Welcia Holdings Co., Ltd.	400	20,901	0.01%
Yakult Honsha Co., Ltd.	1,300	65,580	0.04%
Total Consumer Staples		1,283,507	0.85%
Energy
AOC Holdings Inc.	1,200	3,831	0.00%
Japan Petroleum Exploration Co.	1,200	45,430	0.03%
Modec Inc.	400	11,476	0.01%
Shinko Plantech Co., Ltd.	2,000	15,523	0.01%
Showa Shell Sekiyu K.K.	13,400	135,961	0.10%
Toyo Kanetsu K.K.	24,000	67,262	0.04%
Total Energy		279,483	0.19%
Financials
Airport Facilities Co., Ltd.	5,100	42,104	0.03%
Chiba Bank Ltd.	45,000	303,106	0.21%
Chugoku Bank Ltd.	14,200	180,232	0.12%
Credit Saison Co., Ltd.	2,800	73,578	0.05%
Daiwa Securities Group Inc.	7,000	69,827	0.05%
Goldcrest Co., Ltd.	1,400	36,363	0.02%
Hachijuni Bank Ltd.	4,000	23,295	0.02%
Juroku Bank Ltd.	5,000	18,336	0.01%
Kagoshima Bank Ltd.	6,000	38,077	0.03%
Mito Securities Co., Ltd.	1,000	4,883	0.00%
Mitsubishi UFJ Financial Group Inc.	23,500	154,940	0.10%
Mizuho Financial Group Inc.	41,500	89,892	0.06%
MS&AD Insurance Group Holdings	1,300	34,853	0.02%
Nomura Real Estate Holdings Inc.	9,400	211,469	0.14%
NTT Urban Development Corp.	6,700	76,955	0.05%
Okasan Securities Group Inc.	1,000	10,184	0.01%
ORIX Corp.	3,600	63,169	0.04%
Resona Holdings Inc.	18,900	96,242	0.06%
Shinoken Group Co., Ltd.	200	3,420	0.00%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Shinsei Bank Ltd.	2,000	$4,883	0.00%
Shizuoka Bank Ltd.	3,000	31,978	0.02%
Sumitomo Mitsui Financial Group Inc.	3,100	159,624	0.11%
Sumitomo Mitsui Trust Holdings Inc.	9,000	47,368	0.03%
Takagi Securities Co., Ltd.	11,000	42,742	0.03%
Tokio Marine Holdings Inc.	1,000	33,394	0.02%
Tokyo Tatemono Co., Ltd.	1,000	11,096	0.01%
Tsukuba Bank Ltd.	300	1,049	0.00%
Total Financials		1,863,059	1.24%
Health Care
Alfresa Holdings Corp.	500	24,796	0.02%
Chugai Pharmaceutical Co., Ltd.	5,100	112,650	0.07%
Daiken Medical Co., Ltd.	1,100	18,319	0.01%
Hisamitsu Pharmaceutical Co., Inc.	3,600	181,265	0.12%
Mochida Pharmaceutical Co., Ltd.	300	17,813	0.01%
Nagaileben Co., Ltd.	500	7,534	0.01%
Nichii Gakkan Co.	2,200	17,619	0.01%
Nihon Kohden Corp.	700	24,406	0.02%
Ono Pharmaceutical Co., Ltd.	400	34,999	0.02%
Santen Pharmaceutical Co., Ltd.	4,800	223,674	0.14%
Sawai Pharmaceutical Co., Ltd.	400	25,841	0.02%
Seikagaku Corp.	2,000	24,435	0.02%
Shionogi & Co., Ltd.	5,600	121,300	0.08%
Ship Healthcare Holdings Inc.	1,200	46,570	0.03%
Suzuken Co., Ltd.	1,900	61,462	0.04%
Sysmex Corp.	2,300	135,693	0.09%
Terumo Corp.	1,100	52,983	0.04%
Total Health Care		1,131,359	0.75%
Industrials
Aica Kogyo Co., Ltd.	600	11,851	0.01%
Aichi Corp.	5,100	23,257	0.02%
Amada Co., Ltd.	9,000	79,261	0.05%
Central Japan Railway Co.	500	58,807	0.04%
Daifuku Co., Ltd.	5,000	63,842	0.04%
Daikin Industries Ltd.	2,400	149,344	0.10%
Duskin Co., Ltd.	2,400	45,465	0.03%
East Japan Railway Co.	2,200	175,147	0.12%
Ebara Corp.	13,000	83,489	0.06%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
en-japan Inc.	200	$4,256	0.00%
Fudo Tetra Corp.	12,500	21,732	0.01%
Fuji Electric Co., Ltd.	3,000	14,022	0.01%
Fujikura Ltd.	19,000	88,989	0.06%
Fukuyama Transporting Co., Ltd.	7,000	38,438	0.03%
Furukawa Co., Ltd.	52,000	102,755	0.07%
Hitachi Transport System Ltd.	2,300	34,306	0.02%
Hitachi Zosen Corp.	3,300	25,238	0.02%
Howa Machinery Ltd.	1,100	9,322	0.01%
IHI Corp.	6,000	25,879	0.02%
Inabata & Co., Ltd.	500	5,472	0.00%
Iseki & Co., Ltd.	3,000	8,949	0.01%
Iwatani Corp.	10,000	50,732	0.03%
Japan Airport Terminal Co., Ltd.	2,000	45,183	0.03%
Kandenko Co., Ltd.	6,000	33,802	0.02%
Kawasaki Heavy Industries Ltd.	14,000	58,655	0.04%
Keihin Co., Ltd.	1,000	1,748	0.00%
Keisei Electric Railway Co., Ltd.	5,000	45,934	0.03%
Kinden Corp.	12,000	125,404	0.08%
Kitagawa Iron Works Co., Ltd.	4,000	7,676	0.01%
Kubota Corp.	5,000	82,605	0.05%
Maezawa Industries Inc.	400	1,334	0.00%
Maruzen Showa Unyu Co., Ltd.	1,000	3,458	0.00%
Minebea Co., Ltd.	3,000	21,917	0.01%
Mitsubishi Corp.	2,800	53,654	0.04%
Mitsubishi Electric Corp.	13,000	163,025	0.11%
Mitsui Engineering & Shipbuilding Co., Ltd.	15,000	30,923	0.02%
Mitsui-Soko Co., Ltd.	3,000	13,908	0.01%
Miura Co., Ltd.	500	12,479	0.01%
Nabtesco Corp.	2,800	64,507	0.04%
Nichias Corp.	9,000	61,562	0.04%
Nichiha Corp.	3,300	45,239	0.03%
Nidec Corp.	900	88,068	0.06%
Nippon Express Co., Ltd.	29,000	140,234	0.09%
Nippon Sharyo Ltd.	7,000	34,714	0.02%
Nishimatsu Construction Co., Ltd.	1,000	3,173	0.00%
Nishio Rent All Co., Ltd.	500	12,635	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Noritake Co., Ltd.	1,000	$2,451	0.00%
NTN Corp.*	9,000	40,785	0.03%
Oiles Corp.	4,500	90,846	0.06%
Okabe Co., Ltd.	400	4,712	0.00%
Pasona Group Inc.	800	5,624	0.00%
Ryobi Ltd.	11,000	44,205	0.03%
Seino Holdings Co., Ltd.	2,000	20,958	0.01%
Shibusawa Warehouse Co., Ltd.	6,000	23,713	0.02%
Shima Seiki Manufacturing Ltd.	7,900	148,378	0.10%
Sinfonia Technology Co., Ltd.	1,000	1,606	0.00%
Sinko Industries Ltd.	400	3,219	0.00%
Sintokogio Ltd.	300	2,249	0.00%
SMC Corp.	400	100,703	0.07%
Sodick Co., Ltd.	4,200	18,634	0.01%
Sojitz Corp.	78,200	138,926	0.09%
Sumitomo Densetsu Co., Ltd.	800	11,522	0.01%
Sumitomo Electric Industries Ltd.	4,600	76,652	0.05%
Taisei Corp.	9,000	40,870	0.03%
THK Co., Ltd.	4,200	104,701	0.07%
TOA ROAD Corp.	8,000	40,129	0.03%
Torishima Pump Manufacturing Co., Ltd.	100	999	0.00%
Toshiba Machine Co., Ltd.	1,000	5,776	0.00%
Toshiba Plant Systems & Services Corp.	2,000	29,812	0.02%
Totetsu Kogyo Co., Ltd.	1,400	26,308	0.02%
Toyo Tanso Co., Ltd.	700	13,307	0.01%
Toyo Wharf & Warehouse Co., Ltd.	26,000	67,433	0.04%
Toyota Tsusho Corp.	9,100	225,036	0.16%
Union Tool Co.	100	2,292	0.00%
WDB Holdings Co., Ltd.	200	2,464	0.00%
Yamato Holdings Co., Ltd.	4,200	84,830	0.06%
Yasuda Warehouse Co., Ltd.	1,000	11,020	0.01%
Total Industrials		3,662,550	2.44%
Information Technology
Alps Electric Co., Ltd.*	3,200	36,329	0.02%
Amano Corp.	9,300	85,260	0.06%
Arisawa Manufacturing Co., Ltd.	4,400	25,081	0.02%
Bemap Inc.*	200	2,880	0.00%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
CONEXIO Corp.	300	$2,380	0.00%
Denki Kogyo Co., Ltd.	1,000	6,926	0.00%
Disco Corp.	1,000	66,312	0.04%
Eizo Corp.	100	2,552	0.00%
F@N Communications Inc.	400	11,894	0.01%
Gurunavi Inc.	300	8,907	0.01%
Hirose Electric Co., Ltd.	2,100	298,859	0.21%
Hitachi Kokusai Electric Inc.	2,000	28,121	0.02%
Imagineer Co., Ltd.	400	4,461	0.00%
Information Services International-Dentsu Ltd.	200	2,174	0.00%
Intea Holdings Inc.*	1,700	8,253	0.01%
Internet Initiative Japan Inc.	1,000	26,791	0.02%
Japan Radio Co., Ltd.*	3,000	10,631	0.01%
Kakaku.com Inc.	4,400	77,207	0.05%
Keyence Corp.	200	85,503	0.06%
Konica Minolta Inc.	7,500	74,743	0.05%
Kyocera Corp.	2,100	104,741	0.07%
Macnica Inc.	200	5,339	0.00%
Mimasu Semiconductor Industry Co., Ltd.	1,700	14,503	0.01%
Murata Manufacturing Co., Ltd.	2,100	186,338	0.12%
NEC Networks & System Integration Corp.	500	12,080	0.01%
Nichicon Corp.	9,600	92,844	0.06%
Nippon Chemi-Con Corp.*	5,000	19,191	0.01%
Nippon Electric Glass Co., Ltd.	5,000	26,221	0.02%
Nomura Research Institute Ltd.	3,800	119,674	0.08%
NS Solutions Corp.	1,100	24,318	0.02%
NSD Co., Ltd.	100	1,184	0.00%
Obic Co., Ltd.	2,100	61,947	0.04%
Oki Electric Industry Co., Ltd.	11,000	25,917	0.02%
Omron Corp.	1,100	48,542	0.03%
Otsuka Corp.	600	76,439	0.05%
Riso Kagaku Corp.	100	2,055	0.00%
SCSK Corp.	200	5,238	0.00%
Seiko Epson Corp.	3,600	96,618	0.06%
Shimadzu Corp.	35,000	304,246	0.21%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Shindengen Electric Manufacturing Co., Ltd.	14,000	$84,990	0.06%
Shinkawa Ltd.	300	1,955	0.00%
TDK Corp.	1,700	81,398	0.05%
Tecmo Koei Holdings Co., Ltd.	2,700	31,756	0.02%
Topcon Corp.	4,800	72,780	0.05%
Trend Micro Inc.	2,600	90,899	0.06%
Uniden Corp.*	2,000	7,049	0.00%
Wellnet Corp.	100	1,645	0.00%
Yahoo Japan Corp.	11,400	63,357	0.04%
Total Information Technology		2,528,528	1.68%
Materials
Achilles Corp.	33,000	46,399	0.03%
ADEKA Corp.	400	4,401	0.00%
Daido Steel Co., Ltd.	1,000	4,959	0.00%
Denki Kagaku Kogyo K.K.	33,000	136,063	0.09%
Dowa Holdings Co., Ltd.	1,000	9,766	0.01%
Fuji Seal International Inc.	600	18,583	0.01%
Hodogaya Chemical Co., Ltd.	32,000	66,578	0.04%
Krosaki Harima Corp.	2,000	4,769	0.00%
Lintec Corp.	2,400	44,416	0.03%
Mitsubishi Chemical Holdings Corp.	4,500	20,777	0.01%
Mitsubishi Gas Chemical Co., Inc.	20,000	147,064	0.10%
Mitsubishi Materials Corp.	12,000	44,233	0.03%
Mitsubishi Steel Manufacturing Co., Ltd.	34,000	86,244	0.06%
Neturen Co., Ltd.	5,600	46,019	0.03%
Nippon Chemical Industrial Co., Ltd.*	45,000	61,134	0.04%
Nippon Paint Co., Ltd.	5,000	83,080	0.06%
Nippon Shokubai Co., Ltd.	4,000	44,157	0.03%
Nippon Synthetic Chemical Industry Co., Ltd.	5,000	44,794	0.03%
Pacific Metals Co., Ltd.	2,000	7,296	0.00%
Sumitomo Chemical Co., Ltd.	29,000	113,509	0.08%
Taiheiyo Cement Corp.	61,000	234,125	0.15%
Toagosei Co., Ltd.	5,000	21,376	0.01%
Topy Industries Ltd.	38,000	70,397	0.05%
Toyo Ink SC Holdings Co., Ltd.	32,000	157,781	0.11%
Toyo Kohan Co., Ltd.	1,000	4,674	0.00%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Toyobo Co., Ltd.	29,000	$53,449	0.04%
Yamato Kogyo Co., Ltd.	5,000	159,605	0.11%
Zeon Corp.	11,000	102,936	0.07%
Total Materials		1,838,584	1.22%
Telecommunication Services
Softbank Corp.	1,000	87,403	0.06%
Utilities
Chubu Electric Power Co., Inc.	6,700	86,503	0.06%
Electric Power Development Co., Ltd.	500	14,559	0.01%
Total Utilities		101,062	0.07%
Total Japan		17,019,766	11.33%
Jersey
Materials
Randgold Resources Ltd. – Adr	802	50,374	0.03%
Philippines
Telecommunication Services
Philippine Long Distance Telephone Co. – Adr	781	46,922	0.03%
Sweden
Information Technology
Telefonaktiebolaget LM Ericsson – Adr	27,471	336,245	0.22%
Switzerland
Information Technology
TE Connectivity Ltd.	18,751	1,033,368	0.69%
Turkey
Telecommunication Services
Turkcell Iletisim Hizmetleri AS – Adr*	2,693	35,952	0.02%
United Kingdom
Financials
HSBC Holdings Plc. – Adr	9,943	548,158	0.37%
United States
Consumer Discretionary
Arctic Cat Inc.	3,003	171,111	0.11%
Autoliv Inc.	2,931	269,066	0.18%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Best Buy Co., Inc.	21,135	$842,864	0.56%
Bob Evans Farms Inc.	8,839	447,165	0.30%
Brunswick Corp.	10,576	487,131	0.32%
Buffalo Wild Wings Inc.*	247	36,358	0.02%
CarMax Inc.*	8,935	420,124	0.28%
Coach Inc.	2,740	153,796	0.10%
Cracker Barrel Old Country Store Inc.	1,788	196,805	0.13%
Dana Holding Corp.	11,465	224,943	0.15%
DIRECTV*	8,348	576,763	0.38%
DSW Inc. – Class A	17,800	760,594	0.51%
Fifth & Pacific Companies, Ltd.*	23,306	747,423	0.50%
Finish Line Inc. – Class A	3,845	108,314	0.07%
Fossil Group Inc.*	11,937	1,431,724	0.95%
GameStop Corp. – Class A	5,823	286,841	0.19%
Graham Holdings Co.	1,066	707,099	0.47%
Hanesbrands Inc.	5,723	402,155	0.27%
Harman International Industries Inc.	843	69,000	0.05%
iRobot Corp.*	555	19,297	0.01%
Krispy Kreme Doughnuts Inc.*	30,050	579,665	0.39%
L Brands Inc.	220	13,607	0.01%
Las Vegas Sands Corp.	6,683	527,088	0.35%
Lithia Motors Inc. – Class A	123	8,539	0.01%
LKQ Corp.*	12,936	425,594	0.28%
Lumber Liquidators Holdings*	7,360	757,270	0.50%
Mohawk Industries Inc.*	555	82,640	0.06%
Movado Group Inc.	732	32,215	0.02%
Pep Boys-Manny Moe & Jack*	6,970	84,616	0.06%
priceline.com Inc.*	1,234	1,434,402	0.95%
Red Robin Gourmet Burgers Inc.*	7,006	515,221	0.34%
Select Comfort Corp.*	391	8,246	0.01%
Service Corp. International	9,970	180,756	0.12%
Skechers U.S.A. Inc.*	1,296	42,936	0.03%
Sotheby's	14,071	748,577	0.50%
Starbucks Corp.	18,308	1,435,164	0.95%
Steven Madden Ltd.*	8,024	293,598	0.20%
Time Warner Cable Inc.	3,758	509,209	0.34%
TRW Automotive Holdings Corp.*	19,509	1,451,274	0.96%
Ulta Salon Cosmetics & Fragrance Inc.*	3,986	384,729	0.26%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Vail Resorts Inc.	181	$13,617	0.01%
Williams-Sonoma Inc.	5,357	312,206	0.21%
Total Consumer Discretionary		18,199,742	12.11%
Consumer Staples
Avon Products Inc.	6,044	104,078	0.07%
Brown-Forman Corp. – Class B	318	24,031	0.02%
Darling International Inc.*	11,363	237,259	0.16%
Elizabeth Arden Inc.*	429	15,208	0.01%
Hormel Foods Corp.	2,693	121,643	0.08%
Kroger Co.	36,277	1,434,030	0.95%
Safeway Inc.	9,056	294,954	0.20%
Sanderson Farms Inc.	41	2,965	0.00%
Total Consumer Staples		2,234,168	1.49%
Energy
Alon USA Energy Inc.	2,713	44,873	0.03%
Anadarko Petroleum Corp.	16,075	1,275,068	0.85%
Bristow Group Inc.	11,997	900,495	0.60%
Cheniere Energy Inc.*	3,659	157,776	0.11%
ConocoPhillips	17,910	1,265,342	0.84%
CVR Energy Inc.	8,104	351,957	0.23%
Denbury Resources Inc.*	87,000	1,429,409	0.95%
Dril-Quip Inc.*	3,984	437,961	0.29%
EQT Corp.	452	40,581	0.03%
Gulfmark Offshore Inc. – Class A	4,824	227,355	0.15%
HollyFrontier Corp.	11,338	563,385	0.37%
Newfield Exploration Co.*	5,278	129,997	0.09%
Noble Energy Inc.	18,389	1,252,475	0.83%
Oceaneering International Inc.	1,472	116,111	0.08%
PDC Energy Inc.*	15,816	841,728	0.56%
Pioneer Natural Resources Co.	5,406	995,082	0.66%
Rex Energy Corp.*	925	18,232	0.01%
Rosetta Resources Inc.*	2,138	102,710	0.07%
SEACOR Holdings Inc.*	2,083	189,970	0.13%
Tesoro Corp.	9,382	548,847	0.37%
TETRA Technologies Inc.*	6,316	78,066	0.05%
Western Refining Inc.	9,696	411,207	0.27%
Total Energy		11,378,627	7.57%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Financials
Alleghany Corp.*	296	$118,388	0.08%
American International Group Inc.	14,069	718,222	0.48%
Associated Banc-Corp.	4,032	70,157	0.05%
Brown & Brown Inc.	8,745	274,506	0.18%
Charles Schwab Corp.	6,990	181,740	0.12%
East West Bancorp Inc.	282	9,862	0.01%
First Niagara Financial Group Inc.	20,358	216,202	0.14%
Forest City Enterprises Inc. – Class A*	13,842	264,382	0.18%
KeyCorp	1,480	19,862	0.01%
Lincoln National Corp.	350	18,067	0.01%
Loews Corp.	2,330	112,399	0.07%
MarketAxess Holdings Inc.	1,373	91,813	0.06%
Morgan Stanley	17,379	545,005	0.36%
Portfolio Recovery Associates Inc.*	21,355	1,128,398	0.76%
Principal Financial Group Inc.	29,625	1,460,808	0.98%
Prosperity Bancshares Inc.	8,400	532,476	0.35%
Signature Bank NY*	288	30,937	0.02%
Susquehanna Bancshares Inc.	494	6,343	0.00%
Trustmark Corp.	1,895	50,862	0.03%
Waddell & Reed Financial Inc.	2,073	134,994	0.09%
Washington Federal Inc.	1,613	37,567	0.03%
Wintrust Financial Corp.	1,900	87,628	0.06%
Total Financials		6,110,618	4.07%
Health Care
Acorda Therapeutics Inc.*	15,013	438,380	0.29%
Biogen Idec Inc.*	945	264,364	0.18%
BioMarin Pharmaceutical Inc.*	1,973	138,643	0.09%
Boston Scientific Corp.*	22,405	269,308	0.18%
Brookdale Senior Living Inc.*	531	14,433	0.01%
Celgene Corp.*	1,483	250,568	0.17%
Celldex Therapeutics Inc.*	1,563	37,840	0.03%
Cerner Corp.*	11,149	621,445	0.41%
Community Health Systems Inc.*	15,811	620,898	0.41%
Covance Inc.*	735	64,724	0.04%
CR Bard Inc.	2,208	295,740	0.20%
Genomic Health Inc.*	1,192	34,890	0.02%
Gilead Sciences Inc.*	8,970	674,096	0.44%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
HealthSouth Corp.	7,922	$263,961	0.18%
Henry Schein Inc.*	1,118	127,743	0.09%
HMS Holdings Corp.*	1,967	44,710	0.03%
Johnson & Johnson	3,882	355,552	0.24%
MedAssets Inc.*	6,643	131,731	0.09%
MEDNAX Inc.*	10,137	541,113	0.36%
Medtronic Inc.	10,693	613,671	0.41%
Mettler-Toledo International Inc.*	2,658	644,804	0.43%
Mylan Inc.*	2,271	98,561	0.07%
NuVasive Inc.*	978	31,619	0.02%
Patterson Cos Inc.	3,176	130,851	0.09%
Pfizer Inc.	47,223	1,446,439	0.95%
Quest Diagnostics Inc.	2,652	141,988	0.09%
United Therapeutics Corp.*	1,419	160,461	0.11%
Waters Corp.*	3,871	387,100	0.26%
Total Health Care		8,845,633	5.89%
Industrials
Actuant Corp. – Class A	20,460	749,654	0.50%
AGCO Corp.	2,447	144,838	0.10%
Allegiant Travel Co.*	123	12,969	0.01%
AO Smith Corp.	6,145	331,461	0.22%
Applied Industrial Technologies Inc.	1,177	57,779	0.04%
B/E Aerospace Inc.*	7,278	633,404	0.42%
Boeing Co.	10,521	1,436,011	0.96%
Cintas Corp.	617	36,767	0.02%
Con-way Inc.	24,594	976,628	0.65%
Danaher Corp.	2,776	214,307	0.14%
Delta Air Lines Inc.	28,876	793,224	0.53%
EnerSys Inc.	514	36,026	0.02%
Fastenal Co.	2,022	96,065	0.06%
FedEx Corp.	10,071	1,447,907	0.97%
General Cable Corp.	4,871	143,256	0.10%
Genesee & Wyoming Inc.*	6,938	666,395	0.44%
Greenbrier Companies, Inc.*	1,351	44,367	0.03%
HEICO Corp.	1,984	114,973	0.08%
Herman Miller Inc.	13,866	409,324	0.27%
IDEX Corp.	5,026	371,170	0.25%
KBR Inc.	44,750	1,427,078	0.95%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Lennox International Inc.	1,300	$110,578	0.07%
Lincoln Electric Holdings Inc.	2,896	206,601	0.14%
MasTec Inc.*	12,365	404,583	0.27%
Mueller Water Products Inc.	3,255	30,499	0.02%
Northrop Grumman Corp.	11,058	1,267,357	0.84%
Oshkosh Corp.	10,062	506,924	0.34%
Quanta Services Inc.*	1,266	39,955	0.03%
Raytheon Co.	6,148	557,624	0.37%
Rockwell Automation Inc.	304	35,921	0.02%
Spirit Aerosystems Holdings Inc.*	2,526	86,086	0.06%
Stanley Black & Decker Inc.	17,787	1,435,233	0.96%
Stericycle Inc.*	1,484	172,396	0.11%
Trinity Industries Inc.	17,444	951,047	0.63%
Wabash National Corp.*	22,953	283,470	0.19%
WW Grainger Inc.	1,549	395,646	0.26%
Total Industrials		16,627,523	11.07%
Information Technology
Adobe Systems Inc.*	975	58,383	0.04%
Akamai Technologies Inc.*	8,015	378,148	0.25%
Apple Inc.	1,417	795,093	0.53%
Applied Materials Inc.	11,398	201,631	0.13%
Arrow Electronics Inc.*	3,629	196,873	0.13%
Aruba Networks Inc.*	2,059	36,856	0.02%
Automatic Data Processing	4,210	340,210	0.23%
Belden Inc.	661	46,567	0.03%
Blackbaud Inc.	998	37,575	0.03%
Blucora Inc.*	4,024	117,340	0.08%
CoreLogic Inc.*	2,878	102,255	0.07%
EchoStar Corp.*	257	12,778	0.01%
Electronics For Imaging Inc.*	3,162	122,464	0.08%
Emulex Corp.*	699	5,005	0.00%
Fairchild Semiconductor International Inc.*	2,570	34,310	0.02%
FEI Co.	497	44,412	0.03%
FLIR Systems Inc.	3,413	102,731	0.07%
Global Payments Inc.	2,146	139,469	0.09%
Google Inc. – Class A*	391	438,198	0.29%
Integrated Device Technology*	18,910	192,693	0.13%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Itron Inc.*	1,833	$75,941	0.05%
Manhattan Associates Inc.*	1,291	151,667	0.10%
Maxim Integrated Products Inc.	3,002	83,786	0.06%
MAXIMUS Inc.	20,786	914,376	0.61%
MicroStrategy Inc. – Class A*	1,705	211,829	0.14%
Monolithic Power Systems Inc.*	5,248	181,896	0.12%
National Instruments Corp.	755	24,175	0.02%
NCR Corp.*	24,998	851,432	0.57%
Netscout Systems Inc.*	699	20,683	0.01%
NetSuite Inc.*	1,060	109,201	0.07%
OSI Systems Inc.*	648	34,415	0.02%
Progress Software Corp.*	5,027	129,847	0.09%
Semtech Corp.*	24,110	609,501	0.41%
Stamps.com Inc.*	6,534	275,081	0.18%
SunEdison Inc.*	11,142	145,403	0.10%
Texas Instruments Inc.	1,049	46,062	0.03%
TIBCO Software Inc.*	24,819	557,931	0.37%
Ultimate Software Group Inc.*	393	60,215	0.04%
Western Digital Corp.	8,815	739,579	0.49%
WEX Inc.*	843	83,482	0.06%
Total Information Technology		8,709,493	5.80%
Materials
Albemarle Corp.	2,137	135,464	0.09%
Coeur Mining Inc.*	4,429	48,055	0.03%
Eagle Materials Inc.	14,160	1,096,409	0.74%
Ecolab Inc.	1,769	184,454	0.12%
Flotek Industries Inc.*	12,921	259,324	0.17%
Huntsman Corp.	206	5,068	0.00%
Innophos Holdings Inc.	574	27,896	0.02%
International Flavors & Fragrances Inc.	1,113	95,696	0.06%
Packaging Corp. of America	5,620	355,634	0.24%
PPG Industries Inc.	1,583	300,232	0.20%
RTI International Metals Inc.*	535	18,302	0.01%
Sensient Technologies Corp.	21,689	1,052,350	0.70%
Worthington Industries Inc.	8,990	378,299	0.25%
Total Materials		3,957,183	2.63%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
INVESTMENT SECURITIES (continued)
Common Stocks (continued)
Telecommunication Services
Crown Castle International Corp.	10,669	$783,425	0.52%
Telephone & Data Systems Inc.	25,695	662,417	0.44%
Total Telecommunication Services		1,445,842	0.96%
Utilities
CMS Energy Corp.	123	3,293	0.00%
DTE Energy Co.	9,671	642,058	0.43%
NorthWestern Corp.	10,700	463,524	0.31%
OGE Energy Corp.	2,467	83,631	0.06%
Pinnacle West Capital Corp.	27,006	1,429,157	0.94%
Public Service Enterprise Group Inc.	34,977	1,120,663	0.75%
South Jersey Industries Inc.	205	11,472	0.01%
WGL Holdings Inc.	4,542	181,953	0.12%
Total Utilities		3,935,751	2.62%
Total United States		81,444,580	54.21%
Total investment securities (cost $106,654,181)		$108,103,826	71.95%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

FUTURES CONTRACTS PURCHASED

Sector	Contract	Contract Month	Exchange	No. of Contracts	Fair Value ($)	% of Net Asset Value
Agriculture
	Cattle	February-14	CME	50	$2,670	(0.00)%
	Cotton No. 2	March-14	ICEUS	69	34,920	0.02%
	Soybean Meal	March-14	CBOT	69	(60,820)	(0.04)%
	KC Hard Red Winter Wheat	March-14	CME	90	(135,163)	(0.09)%
Total agriculture					(158,393)	(0.11)%
Energy
	London Brent Crude	February-14	IPE	26	(22,530)	(0.02)%
	London Gasoline Oil	January-14	IPE	142	(28,350)	(0.02)%
	Gasoline RBOB	February-14	NYMEX	74	(33,050)	(0.02)%
	Heating Oil	February-14	NYMEX	34	(13,818)	(0.01)%
	Natural Gas	February-14	NYMEX	137	(214,420)	(0.14)%
Total energy					(312,168)	(0.21)%
Metals
	Synthetic Aluminum	March-14	LME	266	(55,992)	(0.04)%
	Synthetic Copper	March-14	LME	177	173,790	0.12%
	Synthetic Nickel	March-14	LME	91	(187,611)	(0.12)%
	Synthetic Zinc	March-14	LME	406	75,718	0.05%
Total metals					5,905	0.01%
Stock indices
	Amsterdam Exchange
	Index Future	January-14	ENXTAM	21	8,868	0.01%
	CAC40 Index	January-14	EURONXT	4	151	0.00%
	DAX Index	March-14	EUREX	45	386,556	0.26%
	Euro Stoxx 50 Index	March-14	EUREX	36	(371)	0.00%
	IBEX 35 Index	January-14	MFM	67	443,263	0.30%
	NASDAQ 100
	E-MINI Index	March-14	CME	516	947,614	0.63%
	Nikkei 225 Index	March-14	OSE	120	615,143	0.41%
	OMXS30 Index	January-14	OMG	313	259,827	0.17%
	S&P 500 E-MINI Index	March-14	CME	377	785,568	0.52%
	S&P Canadian 60 Index	March-14	ME	24	79,379	0.05%
	SIMEX MSCI Taiwan Index	January-14	SGX	391	282,010	0.19%
Total stock indices					3,808,008	2.54%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

FUTURES CONTRACTS PURCHASED (continued)

Sector	Contract	Contract Month	Exchange	No. of Contracts	Fair Value ($)	% of Net Asset Value
Short-term interest rates
	Australian Bank Bill	June-14	SFE	288	$(52,393)	(0.03)%
	Canadian Bank Bill	September-14	ME	29	(1,246)	(0.00)%
	Euribor (3 Month
	Interest Rate)	March-15	LIFFE	271	(46,573)	(0.03)%
	Eurodollar	March-15	CME	1,399	(338,062)	(0.23)%
	Short Sterling	March-15	LIFFE	300	(99,366)	(0.07)%
Total short-term interest rates					(537,640)	(0.36)%
Long-term interest rates
	Australian 3-Year Bond	March-14	SFE	274	(35,543)	(0.02)%
	Euro-BOBL	March-14	EUREX	125	5,334	0.00%
	Euro-Bund	March-14	EUREX	11	2,695	0.00%
Total long-term interest rates					(27,514)	(0.02)%
Net unrealized gain on futures contracts purchased					$2,778,198	1.85%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

FUTURES CONTRACTS SOLD

Sector	Contract	Contract Month	Exchange	No. of Contracts	Fair Value ($)	% of Net Asset Value
Agriculture
	Coffee	March-14	ICEUS	(75)	$(300)	0.00%
	Corn	March-14	CBOT	(895)	241,650	0.16%
	Lean Hogs	February-14	CME	(206)	129,200	0.09%
	Soybeans	March-14	CBOT	(3)	1,125	0.00%
	Soybean Oil	March-14	CBOT	(68)	21,906	0.02%
	Sugar No. 11	March-14	ICEUS	(646)	(27,832)	(0.02)%
	Wheat	March-14	CBOT	(186)	247,013	0.16%
Total agriculture					612,762	0.41%
Energy
	WTI Crude	February-14	ICEUS	(7)	10,790	0.01%
Total energy					10,790	0.01%
Metals
	Copper	March-14	NYMEX	(13)	(2,475)	(0.00)%
	Gold	February-14	NYMEX	(129)	151,610	0.10%
	Silver	March-14	NYMEX	(88)	(7,875)	(0.01)%
	Synthetic Aluminum	March-14	LME	(317)	123,530	0.08%
	Synthetic Copper	March-14	LME	(62)	(213,944)	(0.14)%
	Synthetic Nickel	March-14	LME	(126)	172,832	0.11%
	Synthetic Zinc	March-14	LME	(224)	(462,099)	(0.31)%
Total metals					(238,421)	(0.17)%
Stock indices
	CBOE Volatility Index	January-14	CBF	(92)	20,200	0.01%
	FT-SE Index	March-14	LIFFE	(8)	(2,136)	0.00%
	Hang Seng Index	January-14	HKFE	(14)	(30,978)	(0.02)%
	SPI 200 Index	March-14	SFE	(6)	714	0.00%
Total stock indices					(12,200)	(0.01)%
Short-term interest rates
	2-Year U.S. Treasury Note	March-14	CBOT	(874)	104,906	0.07%
	Euro-Schatz	March-14	EUREX	(681)	69,320	0.05%
Total short-term interest rates					174,226	0.12%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

FUTURES CONTRACTS SOLD (continued)

Sector	Contract	Contract Month	Exchange	No. of Contracts	Fair Value ($)	% of Net Asset Value
Long-term interest rates
	Australian 10-Year Bond	March-14	SFE	(13)	$(1,533)	0.00%
	Canadian 10-Year Bond	March-14	ME	(229)	100,066	0.07%
	Japanese 10-Year
	Government Bond	March-14	TSE	(52)	166,825	0.11%
	Long Gilt	March-14	LIFFE	(7)	(1,027)	0.00%
	U.S. 5-Year
	Treasury Note	March-14	CBOT	(93)	1,883	0.00%
	U.S. 10-Year
	Treasury Note	March-14	CBOT	(104)	2,922	0.00%
	U.S. Bond	March-14	CBOT	(88)	16,438	0.01%
Total Long-term interest rates					285,574	0.19%
Net unrealized gain on futures contracts sold					832,731	0.55%
	Net unrealized gain on futures contracts				$3,610,929	2.40%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

LONG FORWARD CURRENCY CONTRACTS

Counterparty	Maturity Date	Amount	Currency	Fair Value ($)	% of Net Asset Value
RBS	3/19/2014	54,825,201	Australian Dollar	$(483,657)	(0.32)%
UBS	3/19/2014	17,971,899	Australian Dollar	52,153	0.03%
RBS	3/19/2014	89,283,083	Canadian Dollar	(247,777)	(0.16)%
UBS	3/19/2014	45,547,433	Canadian Dollar	50,270	0.03%
RBS	3/19/2014	14,771,103	Czech Koruna	6,143	0.00%
UBS	3/19/2014	4,503,602	Czech Koruna	(141)	(0.00)%
RBS	3/19/2014	89,742,707	Euro	318,528	0.21%
UBS	3/19/2014	88,787,312	Euro	(78,745)	(0.05)%
RBS	3/19/2014	1,800,969,885	Hungarian Forint	69,758	0.04%
UBS	3/19/2014	511,259,904	Hungarian Forint	1,746	0.00%
RBS	3/19/2014	17,903,801	Israeli Shekel	69,656	0.05%
UBS	3/19/2014	15,421,276	Israeli Shekel	40,129	0.03%
RBS	3/19/2014	8,606,726,112	Japanese Yen	(1,869,707)	(1.25)%
UBS	3/19/2014	5,773,958,411	Japanese Yen	(380,751)	(0.25)%
RBS	3/19/2014	391,410,900	Mexican Peso	(260,694)	(0.17)%
UBS	3/19/2014	168,860,309	Mexican Peso	(214,649)	(0.14)%
RBS	3/19/2014	25,559,059	New Zealand Dollar	(44,588)	(0.03)%
UBS	3/19/2014	31,259,240	New Zealand Dollar	46,649	0.03%
RBS	3/19/2014	41,061,543	Norwegian Krone	56,601	0.04%
UBS	3/19/2014	26,500,869	Norwegian Krone	25,899	0.02%
RBS	3/19/2014	2,498,819	Polish Zloty	19,090	0.01%
UBS	3/19/2014	2,286,680	Polish Zloty	421	0.00%
RBS	3/19/2014	26,503,992	Pound Sterling	481,685	0.32%
UBS	3/19/2014	40,473,311	Pound Sterling	686,855	0.46%
RBS	3/19/2014	39,052,457	Singapore Dollar	(172,342)	(0.11)%
UBS	3/19/2014	3,202,264	Singapore Dollar	3,602	0.00%
RBS	3/19/2014	149,498,902	South African Rand	(385,334)	(0.26)%
UBS	3/19/2014	79,951,277	South African Rand	(94,326)	(0.06)%
RBS	3/19/2014	12,272,404	Swedish Krona	28,629	0.02%
UBS	3/19/2014	11,289,785	Swedish Krona	24,973	0.01%
RBS	3/19/2014	82,727,499	Swiss Franc	181,376	0.12%
UBS	3/19/2014	76,164,471	Swiss Franc	(403,475)	(0.27)%
RBS	3/19/2014	7,462,654	Turkish Lira	(170,440)	(0.11)%
UBS	3/19/2014	6,343,559	Turkish Lira	(207,697)	(0.14)%
Net unrealized loss on long forward currency contracts				$(2,850,160)	(1.90)%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

SHORT FORWARD CURRENCY CONTRACTS

Counterparty	Maturity Date	Amount	Currency	FairValue ($)	% of Net Asset Value
RBS	3/19/2014	54,825,201	Australian Dollar	$741,888	0.49%
UBS	3/19/2014	48,379,641	Australian Dollar	159,073	0.11%
RBS	3/19/2014	89,283,083	Canadian Dollar	(241,961)	(0.16)%
UBS	3/19/2014	98,927,008	Canadian Dollar	112,453	0.07%
RBS	3/19/2014	14,771,103	Czech Koruna	(7,317)	0.00%
UBS	3/19/2014	24,300,794	Czech Koruna	(12,638)	(0.01)%
RBS	3/19/2014	89,742,707	Euro	(58,378)	(0.04)%
UBS	3/19/2014	62,194,886	Euro	(252,532)	(0.17)%
RBS	3/19/2014	1,800,969,885	Hungarian Forint	(269,021)	(0.18)%
UBS	3/19/2014	1,791,477,304	Hungarian Forint	(45,007)	(0.03)%
RBS	3/19/2014	17,903,801	Israeli Shekel	(54,358)	(0.03)%
UBS	3/19/2014	4,996,633	Israeli Shekel	(10,163)	(0.01)%
RBS	3/19/2014	8,606,726,112	Japanese Yen	2,112,565	1.41%
UBS	3/19/2014	10,772,342,020	Japanese Yen	1,582,291	1.05%
RBS	3/19/2014	391,410,900	Mexican Peso	91,776	0.06%
UBS	3/19/2014	402,022,332	Mexican Peso	80,799	0.05%
RBS	3/19/2014	25,559,059	New Zealand Dollar	(9,349)	(0.01)%
UBS	3/19/2014	53,788,030	New Zealand Dollar	(187,597)	(0.12)%
RBS	3/19/2014	41,061,543	Norwegian Krone	(97,520)	(0.06)%
UBS	3/19/2014	53,317,976	Norwegian Krone	(104,448)	(0.07)%
RBS	3/19/2014	2,498,819	Polish Zloty	(2,762)	0.00%
UBS	3/19/2014	702,665	Polish Zloty	(262)	0.00%
RBS	3/19/2014	26,503,992	Pound Sterling	(600,338)	(0.40)%
UBS	3/19/2014	26,382,120	Pound Sterling	(470,572)	(0.31)%
RBS	3/19/2014	39,052,457	Singapore Dollar	196,235	0.13%
UBS	3/19/2014	51,985,375	Singapore Dollar	52,746	0.04%
RBS	3/19/2014	149,498,902	South African Rand	145,935	0.10%
UBS	3/19/2014	192,501,203	South African Rand	424,745	0.28%
RBS	3/19/2014	12,272,404	Swedish Krona	(40,193)	(0.03)%
UBS	3/19/2014	19,074,324	Swedish Krona	(44,241)	(0.03)%
RBS	3/19/2014	82,727,499	Swiss Franc	307,825	0.20%
UBS	3/19/2014	44,360,876	Swiss Franc	(87,745)	(0.06)%
RBS	3/19/2014	7,462,654	Turkish Lira	240,184	0.16%
UBS	3/19/2014	2,262,380	Turkish Lira	16,746	0.01%
Net unrealized gain on short forward currency contracts				3,668,859	2.44%
Net unrealized gain on forward currency contracts				$818,699	0.54%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT
Common Stocks
Argentina
Energy
YPF SA – Adr	15,000	$494,400	0.33%
Bermuda
Financials
PartnerRe Ltd.	1,398	147,391	0.10%
Information Technology
Genpact Ltd.**	1,590	29,208	0.02%
Total Bermuda		176,599	0.12%
Brazil
Telecommunication Services
Tim Participacoes SA – Adr	1,779	46,681	0.03%
British Virgin Islands
Industrials
UTi Worldwide Inc.	1,995	35,032	0.02%
Canada
Energy
Canadian Natural Resources Ltd.	31,931	1,080,545	0.73%
Kodiak Oil & Gas Corp.**	13,370	149,878	0.10%
Total Energy		1,230,423	0.83%
Financials
Manulife Financial Corp.	4,268	84,208	0.06%
Health Care
Catamaran Corp.**	7,675	364,409	0.24%
Materials
Dominion Diamond Corp.**	6,612	94,948	0.06%
Potash Corp. of Saskatchewan Inc.	116	3,823	0.00%
Teck Resources Ltd. – Class B	14,268	371,111	0.25%
Total Materials		469,882	0.31%
Total Canada		2,148,922	1.44%
Cayman Islands
Information Technology
Himax Technologies – Adr	56,267	827,688	0.55%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Germany
Health Care
Fresenius Medical Care AG & Co. KGaA – Adr	2,534	$90,160	0.06%
Guernsey
Information Technology
Amdocs Ltd.	3,755	154,856	0.10%
India
Financials
ICICI Bank Ltd. – Adr	4,051	150,576	0.10%
Israel
Health Care
Teva Pharmaceutical Industries – Adr	144	5,772	0.00%
Information Technology
Check Point Software Technologies Ltd.**	884	57,036	0.04%
RADWARE Ltd.**	1,142	20,533	0.01%
Total Information Technology		77,569	0.05%
Total Israel		83,341	0.05%
Japan
Consumer Discretionary
Accordia Golf Co., Ltd.	10,900	137,311	0.09%
Aeon Fantasy Co., Ltd.	300	4,589	0.00%
Aisan Industry Co., Ltd.	500	4,802	0.00%
Aisin Seiki Co., Ltd.	700	28,396	0.02%
Alpine Electronics Inc.	1,600	22,390	0.01%
AOKI Holdings Inc.	1,800	31,191	0.02%
Arbeit-Times, Co., Ltd.	1,300	3,174	0.00%
Arcland Sakamoto Co., Ltd.	900	15,638	0.01%
Asahi Co., Ltd.	1,200	16,736	0.01%
Autobacs Seven Co., Ltd.	9,400	146,367	0.10%
Benesse Holdings Corp.	5,600	224,777	0.15%
Bridgestone Corp.	3,400	128,558	0.09%
Daido Metal Co., Ltd.	1,000	9,994	0.01%
Denso Corp.	3,000	158,180	0.10%
EDION Corp.	18,900	110,427	0.07%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
F T Communications Co., Ltd.	1,400	$27,931	0.02%
Fast Retailing Co., Ltd.	200	82,462	0.05%
Fields Corp.	4,300	82,724	0.06%
Funai Electric Co., Ltd.	5,000	65,029	0.04%
Futaba Industrial Co., Ltd.**	3,800	14,585	0.01%
HI-LEX Corp.	500	11,709	0.01%
Isuzu Motors Ltd.	9,000	55,919	0.04%
JVC Kenwood Corp.	28,700	56,713	0.04%
Kohnan Shoji Co.	2,600	26,800	0.02%
Meiko Network Japan Co., Ltd.	200	2,138	0.00%
Meiwa Estate Co., Ltd.	1,300	6,311	0.00%
Namco Bandai Holdings Inc.	2,600	57,652	0.04%
Nifco Inc.	600	15,881	0.01%
Nippon Piston Ring Co., Ltd.	13,000	24,824	0.02%
Nishimatsuya Chain Co., Ltd.	3,300	25,865	0.02%
Nissin Kogyo Co., Ltd.	4,300	91,017	0.06%
PanaHome Corp.	25,000	184,068	0.12%
Rakuten Inc.	8,500	126,297	0.08%
Riken Corp.	1,000	4,351	0.00%
Rinnai Corp.	500	38,904	0.03%
Roland Corp.	600	8,134	0.01%
Sanden Corp.	9,000	42,666	0.03%
Sanyo Shokai Ltd.	12,000	32,491	0.02%
Seiren Co., Ltd.	8,000	63,538	0.04%
Senshukai Co., Ltd.	200	1,674	0.00%
Sharp Corp.**	23,000	72,981	0.05%
Shimachu Co., Ltd.	3,100	73,303	0.05%
Showa Corp.	1,000	16,093	0.01%
SNT Corp.	5,100	19,817	0.01%
Sony Corp.	2,800	48,573	0.03%
Suminoe Textile Co., Ltd.	3,000	8,265	0.01%
Sumitomo Rubber Industries Ltd.	12,400	175,998	0.12%
Taiho Kogyo Co., Ltd.	400	4,663	0.00%
Takashimaya Co., Ltd.	14,000	139,255	0.09%
Takata Corp.	1,100	31,508	0.02%
Tamron Co., Ltd.	1,800	43,641	0.03%
T-Gaia Corp.	1,300	14,660	0.01%
Toa Corp. Hyogo	8,900	87,427	0.06%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Tokai Rubber Industries Ltd.	4,700	$45,902	0.03%
Topre Corp.	300	4,440	0.00%
Toyota Industries Corp.	2,500	112,697	0.08%
TPR Co., Ltd.	1,400	23,741	0.02%
Unipres Corp.	4,100	76,812	0.05%
USS Co., Ltd.	1,200	16,462	0.01%
VT Holdings Co., Ltd.	5,200	85,662	0.06%
Yondoshi Holdings Inc.	1,500	22,687	0.02%
Yorozu Corp.	800	14,615	0.01%
Yoshinoya Holdings Co., Ltd.	7,200	88,102	0.06%
Total Consumer Discretionary		3,419,517	2.28%
Consumer Staples
Ain Pharmaciez Inc.	1,600	78,586	0.05%
Arcs Co., Ltd.	1,300	24,886	0.02%
Cawachi Ltd.	800	15,041	0.01%
Fancl Corp.	1,200	12,962	0.01%
Itoham Foods Inc.	6,000	26,107	0.02%
Kobayashi Pharmaceutical Co., Ltd.	700	39,037	0.03%
Matsumotokiyoshi Holdings Co., Ltd.	1,100	38,405	0.03%
Medical System Network Co., Ltd.	900	4,078	0.00%
Megmilk Snow Brand Co., Ltd.	200	2,518	0.00%
MEIJI Holdings Co., Ltd.	3,600	231,199	0.15%
Ministop Co., Ltd.	1,400	21,853	0.02%
Mitsui Sugar Co., Ltd.	23,000	88,277	0.06%
Nichimo Co., Ltd.	5,000	9,500	0.01%
Nippon Flour Mills Co., Ltd.	4,000	19,685	0.01%
Nippon Meat Packers Inc.	9,000	154,418	0.10%
Nippon Suisan Kaisha Ltd.**	23,800	54,040	0.04%
Nisshin Oillio Group Ltd.	1,000	3,249	0.00%
Nissin Foods Holdings Co., Ltd.	1,600	67,490	0.04%
Seven & I Holdings Co., Ltd.	5,800	230,325	0.15%
Tsuruha Holdings Inc.	200	18,374	0.01%
Valor Co., Ltd.	200	2,643	0.00%
Yamazaki Baking Co., Ltd.	5,000	51,254	0.03%
Total Consumer Staples		1,193,927	0.79%
Energy
Cosmo Oil Co., Ltd.**	12,000	22,915	0.02%
Idemitsu Kosan Co., Ltd.	900	20,461	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Inpex Corp.	18,200	$233,076	0.16%
Itochu Enex Co., Ltd.	3,100	17,052	0.01%
Kyoei Tanker Co.**	3,000	7,268	0.00%
Total Energy		300,772	0.20%
Financials
AEON Financial Service Co., Ltd.	700	18,754	0.01%
Aizawa Securities Co., Ltd.	5,200	45,054	0.03%
Aomori Bank Ltd.	3,000	7,781	0.01%
Aozora Bank Ltd.	35,000	99,088	0.07%
Asax Co., Ltd.	400	5,324	0.01%
Awa Bank Ltd.	2,000	10,013	0.01%
Bank of Iwate Ltd.	300	15,048	0.01%
Bank of Nagoya Ltd.	1,000	3,382	0.00%
Bank of Okinawa Ltd.	400	15,865	0.01%
Bank of the Ryukyus Ltd.	9,000	117,652	0.08%
Chiba Kogyo Bank**	1,900	14,025	0.01%
Daibiru Corp.	1,400	17,118	0.01%
Daiko Clearing Services Corp.	1,000	9,548	0.01%
Dream Incubator Inc.**	15	24,311	0.02%
Fukui Bank Ltd.	4,000	9,272	0.01%
Heiwa Real Estate Co., Ltd.	2,800	48,573	0.03%
Higashi-Nippon Bank Ltd.	9,000	21,034	0.02%
IBJ Leasing Co., Ltd.	1,100	31,926	0.02%
Ichiyoshi Securities Co., Ltd.	3,900	65,099	0.04%
J Trust Co., Ltd.	1,100	15,634	0.01%
Jaccs Co., Ltd.	4,000	19,115	0.01%
Jowa Holdings Co., Ltd.	1,100	34,173	0.02%
Joyo Bank Ltd.	21,000	107,135	0.07%
Kyokuto Securities Co., Ltd.	1,000	20,245	0.01%
Marusan Securities Co., Ltd.	3,700	34,413	0.02%
Matsui Securities Co., Ltd.	9,000	115,257	0.08%
Mitsubishi Estate Co., Ltd.	5,000	149,392	0.10%
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,000	42,894	0.03%
Mitsui Fudosan Co., Ltd.	6,000	215,751	0.15%
Nishi-Nippon City Bank Ltd.	18,000	48,394	0.03%
Nisshin Fudosan Co.	4,600	19,141	0.01%
North Pacific Bank Ltd.	4,800	19,517	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Ogaki Kyoritsu Bank Ltd.	2,000	$5,491	0.00%
Ricoh Leasing Co., Ltd.	1,000	29,593	0.02%
Seven Bank Ltd.	57,700	225,296	0.15%
Sumitomo Realty & Development Co., Ltd.	3,000	149,059	0.10%
Suruga Bank Ltd.	5,000	89,588	0.06%
T&D Holdings Inc.	3,700	51,637	0.03%
TOC Co., Ltd.	4,300	34,274	0.02%
Toho Bank Ltd.	1,000	3,116	0.00%
Tokai Tokyo Financial Holdings Inc.	4,900	47,296	0.03%
Tokyo Tomin Bank Ltd.	300	3,109	0.00%
Tosei Corp.	6,200	50,597	0.03%
Yachiyo Bank Ltd.	100	2,604	0.00%
Total Financials		2,111,588	1.40%
Health Care
Dainippon Sumitomo Pharma Co., Ltd.	3,900	60,949	0.04%
Kissei Pharmaceutical Co., Ltd.	3,600	88,512	0.06%
KYORIN Holdings Inc.	800	17,123	0.01%
Mani Inc.	200	6,812	0.00%
Miraca Holdings Inc.	1,000	47,121	0.03%
Nikkiso Co., Ltd.	3,000	37,735	0.03%
Torii Pharmaceutical Co., Ltd.	1,200	35,227	0.02%
Total Health Care		293,479	0.19%
Industrials
Aida Engineering Ltd.	6,500	70,335	0.05%
Asahi Diamond Industrial Co., Ltd.	8,400	86,266	0.06%
Asahi Glass Co., Ltd.	3,000	18,640	0.01%
Central Glass Co., Ltd.	1,000	3,325	0.00%
Chudenko Corp.	3,300	59,880	0.04%
CKD Corp.	3,900	42,275	0.03%
COMSYS Holdings Corp.	13,600	213,445	0.14%
Dai Nippon Printing Co., Ltd.	3,000	31,807	0.02%
Daihen Corp.	8,000	37,089	0.03%
Daiseki Co., Ltd.	300	5,865	0.00%
Denyo Co., Ltd.	3,300	46,776	0.03%
Fukushima Industries Corp.	700	10,561	0.01%
Futaba Corp.	700	9,131	0.01%
Gecoss Corp.	700	5,440	0.00%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Hamakyorex Co., Ltd.	700	$19,272	0.01%
Hanwa Co., Ltd.	8,000	42,789	0.03%
Hitachi Construction Machinery Co., Ltd.	2,400	51,188	0.03%
Hitachi Zosen Fukui Corp.	1,400	18,900	0.01%
Ichiken Co., Ltd.	2,000	3,477	0.00%
Idec Corp.	300	2,642	0.00%
Inaba Denki Sangyo Co., Ltd.	300	9,348	0.01%
JTEKT Corp.	3,200	54,418	0.04%
Kanematsu-NNK Corp.**	6,000	9,405	0.01%
Keio Corp.	12,000	79,916	0.05%
Kintetsu World Express Inc.	100	4,019	0.00%
Kitz Corp.	29,700	148,980	0.10%
Komatsu Ltd.	400	8,121	0.01%
Kurita Water Industries Ltd.	800	16,584	0.01%
Kuroda Electric Co., Ltd.	2,400	35,979	0.03%
Kyodo Printing Co., Ltd.	5,000	13,775	0.01%
Kyowa Exeo Corp.	14,700	194,119	0.13%
LIXIL Group Corp.	1,600	43,823	0.03%
Maeda Corp.	2,000	13,224	0.01%
Matsuda Sangyo Co., Ltd.	100	1,339	0.00%
Meiji Shipping Co., Ltd.	3,600	16,314	0.01%
MISUMI Group Inc.	3,600	113,034	0.08%
Mitsubishi Logistics Corp.	3,000	47,340	0.03%
Mitsui & Co., Ltd.	5,300	73,765	0.05%
MonotaRO Co., Ltd.	600	12,187	0.01%
NAC Co., Ltd.	900	14,219	0.01%
Nagase & Co., Ltd.	1,400	16,945	0.01%
NEC Capital Solutions Ltd.	800	21,858	0.02%
Nihon M&A Center Inc.	100	6,736	0.00%
Nippon Carbon Co., Ltd.	9,000	16,930	0.01%
Nippon Parking Development Co., Ltd.	12	927	0.00%
Nippon Signal Co., Ltd.	19,700	166,381	0.11%
Nippon Steel & Sumikin Bussan Corp.	6,000	22,402	0.02%
Nippon Thompson Co., Ltd.	9,000	49,848	0.03%
Nissei Plastic Industrial Co., Ltd.	400	2,375	0.00%
Nissin Electric Co., Ltd.	2,000	12,217	0.01%
Nitto Boseki Co.	3,000	15,818	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Nitto Kogyo Corp.	900	$15,237	0.01%
NS United Kaiun Kaisha Ltd.	4,000	11,742	0.01%
Obara Group Corp.	100	3,126	0.00%
Odakyu Electric Railway Co., Ltd.	3,000	27,104	0.02%
Odelic Co., Ltd.	200	6,109	0.00%
OKUMA Corp.	8,000	88,087	0.06%
Okumura Corp.	7,000	32,320	0.02%
Penta-Ocean Construction Co., Ltd.	48,000	168,269	0.11%
Sankyu Inc.	24,000	93,483	0.06%
Sanwa Holdings Corp.	11,000	74,511	0.05%
Senko Co., Ltd.	8,000	41,421	0.03%
Shinmaywa Industries Ltd.	19,000	164,801	0.11%
Shinnihon Corp.	2,900	9,147	0.01%
Sumitomo Corp.	10,800	135,539	0.09%
Sumitomo Warehouse Co., Ltd.	1,000	5,767	0.00%
Tadano Ltd.	1,000	13,395	0.01%
Takasago Thermal Engineering Co., Ltd.	3,300	27,871	0.02%
Takeuchi Manufacturing Co.	600	13,458	0.01%
Tatsuta Electric Wire and Cable Co., Ltd.	3,300	19,908	0.01%
Teikoku Electric Manufacturing Co., Ltd.	1,600	40,251	0.03%
Toa Corp.	2,000	4,769	0.00%
Tokyu Corp.	9,000	58,227	0.04%
Toppan Forms Co., Ltd.	200	1,834	0.00%
Toshiba Corp.	36,000	151,169	0.10%
Toyo Construction Co., Ltd.	3,400	12,016	0.01%
TrusCo.Nakayama Corp.	900	21,170	0.01%
Tsugami Corp.	2,000	11,970	0.01%
Uchida Yoko Co., Ltd.	4,000	10,830	0.01%
Ushio Inc.	7,100	94,163	0.06%
YAMABIKO Corp.	100	3,054	0.00%
Yamazen Corp.	800	4,902	0.00%
Yuasa Trading Co., Ltd.	1,000	2,043	0.00%
Yumeshin Holdings Co., Ltd.	1,500	16,231	0.01%
Yusen Logistics Co., Ltd.	400	5,050	0.00%
Total Industrials		3,410,423	2.27%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Information Technology
A&D Co., Ltd.	1,100	$6,594	0.00%
Advantest Corp.	5,300	65,809	0.04%
Anritsu Corp.	4,600	50,562	0.03%
Brother Industries Ltd.	14,700	200,683	0.13%
Canon Electronics Inc.	1,800	33,141	0.02%
Canon Inc.	4,000	126,544	0.09%
CDS Co., Ltd.	200	2,022	0.00%
Citizen Holdings Co., Ltd.	2,600	21,885	0.02%
CMK Corp.	6,300	17,836	0.01%
DTS Corp.	900	15,767	0.01%
Enplas Corp.	200	13,718	0.01%
ESPEC Corp.	300	2,337	0.00%
Ferrotec Corp.	100	566	0.00%
Fuji Soft Inc.	4,500	103,244	0.07%
Fujitsu Frontech Ltd.	6,800	79,331	0.05%
GMO internet Inc.	5,900	77,351	0.05%
Hitachi High-Technologies Corp.	3,500	87,816	0.06%
Horiba Ltd.	100	3,411	0.00%
Infocom Corp.	600	5,415	0.00%
Iriso Electronics Co., Ltd.	400	18,393	0.01%
IT Holdings Corp.	3,600	56,740	0.04%
Itochu Techno-Solutions Corp.	900	36,467	0.02%
Japan Aviation Electronics Industry Ltd.	3,000	38,533	0.03%
Japan Digital Laboratory Co., Ltd.	8,800	123,230	0.08%
Kanematsu Electronics Ltd.	300	3,785	0.00%
Koa Corp.	1,500	15,376	0.01%
Maruwa Co., Ltd.	1,300	43,782	0.03%
Mitsui High-Tec Inc.	900	6,644	0.00%
NET One Systems Co., Ltd.	16,900	110,783	0.08%
NTT Data Corp.	2,200	81,094	0.06%
Oracle Corp.	400	14,611	0.01%
Rohm Co., Ltd.	1,500	72,962	0.05%
Ryosan Co., Ltd.	2,700	57,406	0.04%
Ryoyo Electro Corp.	400	4,112	0.00%
Sanken Electric Co., Ltd.	32,000	235,607	0.16%
Sanshin Electronics Co., Ltd.	4,300	29,740	0.02%
Shibaura Mechatronics Corp.**	2,000	4,617	0.00%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Shinko Electric Industries Co., Ltd.	6,100	$50,534	0.04%
SMK Corp.	32,000	211,286	0.14%
Star Micronics Co., Ltd.	4,300	50,084	0.03%
Taiyo Yuden Co., Ltd.	2,100	27,352	0.02%
Tamura Corp.	3,000	8,237	0.01%
TKC Corp.	100	1,699	0.00%
Tokyo Seimitsu Co., Ltd.	2,700	56,765	0.04%
Toshiba TEC Corp.	21,000	145,440	0.10%
Towa Corp.	100	456	0.00%
UKC Holdings Corp.	200	3,291	0.00%
Ulvac Inc.**	2,000	26,373	0.02%
Yaskawa Electric Corp.	6,000	94,794	0.06%
Total Information Technology		2,544,225	1.69%
Materials
Alconix Corp.	1,200	26,688	0.02%
Asahi Holdings Inc.	300	5,096	0.00%
Dai Nippon Toryo Co., Ltd.	3,000	4,902	0.00%
Daicel Corp.	12,000	97,587	0.07%
DC Co., Ltd.	700	4,629	0.00%
DIC Corp.	2,000	6,080	0.00%
Earth Chemical Co., Ltd.	500	17,576	0.01%
Furukawa-Sky Aluminum Corp.	41,000	155,026	0.10%
Godo Steel Ltd.	11,000	20,378	0.01%
Hitachi Chemical Co., Ltd.	3,600	57,355	0.04%
JFE Holdings Inc.	6,600	156,880	0.10%
JSR Corp.	6,000	116,055	0.08%
Kaneka Corp.	24,000	157,325	0.10%
Kansai Paint Co., Ltd.	1,000	14,773	0.01%
Kumiai Chemical Industry Co.	3,000	20,378	0.01%
Kuraray Co., Ltd.	900	10,713	0.01%
Kureha Corp.	8,000	40,889	0.03%
Kyoei Steel Ltd.	2,100	39,562	0.03%
Maruichi Steel Tube Ltd.	4,200	105,978	0.07%
MEC Co., Ltd.	14,400	93,574	0.06%
Mitsui Chemicals Inc.	24,000	57,914	0.04%
Mitsui Mining & Smelting Co., Ltd.	46,000	141,155	0.09%
Nihon Nohyaku Co., Ltd.	4,000	57,116	0.04%
Nippon Denko Co., Ltd.	11,000	33,127	0.02%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Nitto Denko Corp.	200	$8,427	0.01%
NOF Corp.	5,000	35,531	0.02%
Oji Holdings Corp.	5,000	25,603	0.02%
Rengo Co., Ltd.	33,000	198,451	0.13%
Sanyo Special Steel Co., Ltd.	12,000	58,484	0.04%
Shin-Etsu Chemical Co., Ltd.	1,400	81,664	0.05%
Shin-Etsu Polymer Co., Ltd.	100	360	0.00%
Sumitomo Bakelite Co., Ltd.	9,000	32,320	0.02%
Sumitomo Seika Chemicals Co.	8,000	65,514	0.05%
Taiyo Nippon Sanso Corp.	6,000	42,637	0.03%
Tenma Corp.	4,300	67,282	0.05%
Toho Zinc Co., Ltd.	62,000	207,334	0.14%
Tokai Carbon Co., Ltd.	6,000	20,920	0.02%
Tosoh Corp.	1,000	4,646	0.00%
Toyo Seikan Group Holdings Ltd.	2,500	53,653	0.04%
Yodogawa Steel Works Ltd.	2,000	8,607	0.01%
Total Materials		2,352,189	1.57%
Utilities
Chugoku Electric Power Co., Inc.	8,200	127,448	0.08%
Tohoku Electric Power Co., Inc.**	3,900	43,831	0.03%
Total Utilities		171,279	0.11%
Total Japan		15,797,399	10.50%
Marshall Islands
Industrials
Diana Shipping Inc.**	1,274	16,931	0.01%
Mexico
Consumer Staples
Fomento Economico Mexicano SAB de CV – Adr	5,664	554,336	0.37%
Telecommunication Services
America Movil SAB de CV – Adr	5,419	126,642	0.08%
Total Mexico		680,978	0.45%
Netherlands
Industrials
AerCap Holdings**	9,320	357,422	0.24%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Norway
Energy
Statoil ASA – Adr	32,294	$779,254	0.52%
Panama
Consumer Discretionary
Carnival Corp.	26,864	1,079,127	0.72%
Energy
McDermott International Inc.**	119,524	1,094,840	0.73%
Total Panama		2,173,967	1.45%
Puerto Rico
Financials
Popular Inc.**	2,711	77,887	0.05%
Russia
Telecommunication Services
Mobile Telesystems OJSC – Adr	4,602	99,541	0.07%
South Korea
Financials
KB Financial Group Inc. – Adr	958	38,809	0.03%
Switzerland
Energy
Transocean Ltd.	770	38,053	0.03%
Health Care
Novartis AG – Adr	596	47,906	0.03%
Industrials
Tyco International Ltd.	20,890	857,326	0.57%
Total Switzerland		943,285	0.63%
United Kingdom
Consumer Discretionary
InterContinental Hotels Group Plc. – Adr	1,328	44,395	0.03%
Consumer Staples
Diageo Plc. – Adr	822	108,849	0.07%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Energy
BP Plc. – Adr	21,805	$1,059,941	0.70%
Rowan Cos Plc.**	14,698	519,721	0.35%
Royal Dutch Shell Plc. – Adr	15,503	1,104,898	0.74%
Total Energy		2,684,560	1.79%
Financials
Prudential Plc. – Adr	1,418	63,810	0.04%
Health Care
AstraZeneca Plc. – Adr	18,204	1,080,771	0.72%
Information Technology
ARM Holdings Plc. – Adr	2,378	130,172	0.09%
Telecommunication Services
BT Group Plc. – Adr	530	33,459	0.02%
Utilities
National Grid Plc. – Adr	478	31,223	0.02%
Total United Kingdom		4,177,239	2.78%
United States
Consumer Discretionary
Abercrombie & Fitch Co. – Class A	5,634	185,415	0.12%
American Axle & Manufacturing Holdings Inc. **	2,432	49,734	0.03%
American Eagle Outfitters Inc.	16,367	235,685	0.16%
American Public Education Inc.**	6,106	265,428	0.18%
Apollo Group Inc. – Class A **	27,180	742,558	0.49%
Asbury Automotive Group Inc.**	1,248	67,068	0.05%
BJ's Restaurants Inc.**	1,975	61,344	0.04%
Blue Nile Inc.**	241	11,349	0.01%
BorgWarner Inc.	13,822	772,788	0.51%
CBS Corp. – Class B	16,611	1,058,785	0.70%
Crocs Inc.**	16,860	268,411	0.18%
CTC Media Inc.	4,450	61,833	0.04%
Dillard's Inc. – Class A	2,027	197,045	0.13%
DineEquity Inc.	2,619	218,817	0.15%
DISH Network Corp. – Class A **	5,334	308,945	0.21%
Dorman Products Inc.**	5,936	332,832	0.22%
DR Horton Inc.	49,207	1,098,299	0.74%
Expedia Inc.	8,350	581,661	0.39%
Foot Locker Inc.	25,995	1,077,233	0.73%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Ford Motor Co.	17,910	$276,351	0.18%
Gentex Corp.	8,325	274,642	0.18%
G-III Apparel Group Ltd.**	195	14,389	0.01%
Goodyear Tire & Rubber Co.	1,612	38,446	0.03%
H&R Block Inc.	2,961	85,987	0.06%
Hasbro Inc.	864	47,529	0.03%
Hibbett Sports Inc.**	330	22,179	0.01%
HSN Inc.	16,285	1,014,556	0.68%
John Wiley & Sons Inc. – Class A	1,450	80,040	0.05%
La-Z-Boy Inc.	8,454	262,074	0.17%
Loral Space & Communications Inc.**	226	18,301	0.01%
M/I Homes Inc.**	13,020	331,359	0.22%
Macy's Inc.	5,404	288,574	0.19%
Mattel Inc.	4,523	215,204	0.14%
MDC Holdings Inc.	5,314	171,323	0.11%
New York Times Co. – Class A	4,607	73,113	0.05%
NVR Inc.**	534	547,889	0.36%
Papa John's International Inc.	14,481	657,437	0.44%
Penske Automotive Group Inc.	2,448	115,448	0.08%
Pier 1 Imports Inc.	12,524	289,054	0.19%
Polaris Industries Inc.	622	90,588	0.06%
PulteGroup Inc.	13,714	279,354	0.19%
Quiksilver Inc.**	17,511	153,571	0.10%
Ralph Lauren Corp.	258	45,555	0.03%
Sally Beauty Holdings Inc.**	19,814	598,977	0.40%
Scholastic Corp.	6,398	217,596	0.14%
Sinclair Broadcast Group Inc.	82	2,930	0.00%
Sonic Automotive Inc. – Class A	1,536	37,601	0.03%
Standard Pacific Corp.**	77,977	705,692	0.47%
Starwood Hotels & Resorts Worldwide Inc.	1,263	100,345	0.07%
Target Corp.	391	24,739	0.02%
Tempur-Pedic International Inc.**	10,666	575,537	0.38%
Thor Industries Inc.	41	2,264	0.00%
Toll Brothers Inc.**	9,099	336,663	0.22%
Twenty-First Century Fox Inc. – Class A	14,667	515,985	0.34%
VF Corp.	9,534	594,350	0.40%
Total Consumer Discretionary		16,700,872	11.12%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Consumer Staples
Boulder Brands Inc.**	308	$4,885	0.00%
Coca-Cola Enterprises Inc.	1,337	59,002	0.04%
SUPERVALU Inc.**	54,306	395,891	0.26%
Susser Holdings Corp.**	2,855	186,974	0.13%
Universal Corp.	432	23,587	0.02%
Walgreen Co.	7,667	440,392	0.29%
Total Consumer Staples		1,110,731	0.74%
Energy
Atwood Oceanics Inc.**	2,535	135,344	0.09%
Baker Hughes Inc.	9,355	516,957	0.34%
Basic Energy Services Inc.**	31,649	499,421	0.33%
Cameron International Corp.**	8,834	525,888	0.35%
Cimarex Energy Co.	1,683	176,564	0.12%
Concho Resources Inc.**	2,118	228,744	0.15%
CONSOL Energy Inc.	6,370	242,315	0.16%
Diamond Offshore Drilling Inc.	7,872	448,074	0.30%
Exxon Mobil Corp.	10,900	1,103,079	0.74%
Geospace Technologies Corp.**	345	32,716	0.02%
Key Energy Services Inc.**	909	7,181	0.00%
Peabody Energy Corp.	18,826	367,672	0.25%
Range Resources Corp.	12,698	1,070,568	0.72%
Stone Energy Corp.**	14,235	492,389	0.33%
Unit Corp.**	3,922	202,454	0.13%
Williams Companies, Inc.	27,610	1,064,918	0.71%
World Fuel Services Corp.	19,221	829,578	0.55%
Total Energy		7,943,862	5.29%
Financials
Affiliated Managers Group Inc.**	4,079	884,654	0.59%
American Express Co.	185	16,785	0.01%
Bank of New York Mellon Corp.	3,651	127,566	0.08%
BB&T Corp.	7,466	278,631	0.18%
Capitol Federal Financial Inc.	151	1,829	0.00%
CBRE Group Inc.**	41,713	1,097,052	0.74%
CNO Financial Group Inc.	847	14,983	0.01%
CVB Financial Corp.	33,493	571,726	0.38%
DFC Global Corp.**	822	9,412	0.00%
Discover Financial Services	206	11,526	0.01%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Ezcorp Inc. – Class A **	3,464	$40,494	0.03%
Fidelity National Financial Inc.	19,363	628,329	0.42%
Hancock Holding Co.	6,474	237,466	0.16%
Interactive Brokers Group Inc. – Class A	2,683	65,304	0.04%
JPMorgan Chase & Co.	11,761	687,783	0.46%
Leucadia National Corp.	4,169	118,149	0.08%
Markel Corp.**	1,010	586,154	0.39%
MBIA Inc.**	1,970	23,522	0.02%
National Penn Bancshares Inc.	2,532	28,688	0.02%
PHH Corp.**	2,318	56,443	0.04%
Raymond James Financial Inc.	21,108	1,101,626	0.74%
Texas Capital Bancshares Inc.**	16,908	1,051,678	0.70%
Virtus Investment Partners Inc.**	41	8,202	0.00%
Webster Financial Corp.	4,552	141,931	0.09%
WisdomTree Investments Inc.**	44,183	782,481	0.52%
Total Financials		8,572,414	5.71%
Health Care
Abaxis Inc.**	2,535	101,451	0.07%
ABIOMED Inc.**	7,553	201,967	0.13%
Alexion Pharmaceuticals Inc.**	7,991	1,063,282	0.71%
Allergan Inc.	1,933	214,718	0.14%
Analogic Corp.	440	38,966	0.03%
Bristol-Myers Squibb Co.	10,120	537,878	0.36%
Edwards Lifesciences Corp.**	238	15,651	0.01%
Emeritus Corp.**	1,767	38,220	0.02%
Endologix Inc.**	2,334	40,705	0.03%
Exact Sciences**	4,359	50,957	0.03%
Express Scripts Holding Co.**	15,607	1,096,236	0.74%
Haemonetics Corp.**	2,076	87,462	0.06%
Impax Laboratories Inc.**	6,602	165,974	0.11%
InterMune Inc.**	7,097	104,539	0.07%
Intuitive Surgical Inc.**	2,644	1,015,508	0.68%
LifePoint Hospitals Inc.**	737	38,943	0.03%
Luminex Corp.**	1,912	37,093	0.02%
Magellan Health Services Inc.**	335	20,070	0.01%
Molina Healthcare Inc.**	885	30,754	0.02%
Momenta Pharmaceuticals Inc.**	105	1,856	0.00%
NPS Pharmaceuticals Inc.**	4,720	143,299	0.09%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
PAREXEL International Corp.**	1,311	$59,231	0.04%
STERIS Corp.	998	47,954	0.03%
Techne Corp.	281	26,602	0.02%
Tenet Healthcare Corp.**	864	36,392	0.02%
Thermo Fisher Scientific Inc.	9,957	1,108,711	0.75%
Vertex Pharmaceuticals Inc.**	10,913	810,836	0.54%
Zimmer Holdings Inc.	3,638	339,025	0.22%
Total Health Care		7,474,280	4.98%
Industrials
ACCO Brands Corp.**	1,546	10,389	0.01%
AMETEK Inc.	10,801	568,889	0.38%
Avis Budget Group Inc.**	12,763	515,880	0.34%
AZZ Inc.	1,359	66,401	0.04%
Beacon Roofing Supply Inc.**	23,099	930,428	0.62%
Briggs & Stratton Corp.	15,646	340,457	0.23%
Brink's Co.	2,526	86,238	0.06%
Carlisle Companies Inc.	537	42,638	0.03%
Caterpillar Inc.	11,786	1,070,287	0.72%
CLARCOR Inc.	7,182	462,162	0.31%
Clean Harbors Inc.**	62	3,718	0.00%
Cubic Corp.	270	14,218	0.01%
Curtiss-Wright Corp.	9,846	612,717	0.41%
Deere & Co	8,552	781,054	0.52%
Donaldson Co., Inc.	493	21,426	0.01%
Esterline Technologies Corp.**	9,486	967,193	0.64%
Flowserve Corp.	14,049	1,107,482	0.75%
FTI Consulting Inc.**	1,923	79,112	0.05%
Granite Construction Inc.	2,888	101,022	0.06%
Heartland Express Inc.	39,776	780,405	0.52%
Hertz Global Holdings Inc.**	4,935	141,240	0.09%
Hub Group Inc. – Class A **	123	4,905	0.00%
Interface Inc.	282	6,193	0.00%
Joy Global Inc.	932	54,513	0.04%
Kennametal Inc.	3,095	161,157	0.11%
Knight Transportation Inc.	121	2,219	0.00%
Landstar System Inc.	391	22,463	0.01%
Manitowoc Co., Inc.	46,816	1,091,749	0.74%
Matson Inc.	258	6,736	0.00%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Meritor Inc.**	174	$1,815	0.00%
Mine Safety Appliances Co.	41	2,100	0.00%
Parker Hannifin Corp.	8,288	1,066,168	0.71%
Quanex Building Products Corp.	3,096	61,672	0.04%
Roper Industries Inc.	177	24,546	0.02%
Steelcase Inc.	206	3,267	0.00%
Titan International Inc.	54,103	972,772	0.64%
Trex Co., Inc.**	137	10,896	0.01%
Union Pacific Corp.	6,324	1,062,432	0.71%
United Rentals Inc.**	5,676	442,444	0.29%
Werner Enterprises Inc.	9,075	224,425	0.15%
WESCO International Inc.**	519	47,265	0.03%
Woodward Inc.	20,427	931,675	0.62%
Total Industrials		14,904,768	9.92%
Information Technology
Amphenol Corp.	747	66,617	0.04%
Anixter International Inc.**	603	54,174	0.04%
Arris Group Inc.**	159	3,874	0.00%
Aspen Technology Inc.**	25,785	1,077,813	0.73%
Autodesk Inc.**	16,521	831,502	0.55%
Avnet Inc.	11,154	492,003	0.33%
Cisco Systems Inc.	44,996	1,010,160	0.67%
Cognex Corp.	12,723	485,764	0.32%
Coherent Inc.**	3,974	295,626	0.20%
Cray Inc.**	6,245	171,488	0.11%
Cypress Semiconductor Corp.	50,479	530,030	0.35%
EMC Corp.	3,177	79,902	0.05%
Entegris Inc.**	16,322	189,335	0.13%
F5 Networks Inc.**	9,831	893,245	0.59%
Fair Isaac Corp.	370	23,251	0.01%
FARO Technologies Inc.**	4,596	267,947	0.18%
First Solar Inc.**	3,290	179,766	0.12%
Fiserv Inc.**	17,010	1,004,441	0.67%
Gartner Inc.**	15,040	1,068,592	0.71%
Harris Corp.	164	11,449	0.01%
Jabil Circuit Inc.	10,539	183,800	0.12%
Juniper Networks Inc.**	11,679	263,595	0.17%
Linear Technology Corp.	24,158	1,100,396	0.74%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Littelfuse Inc.	1,064	$98,878	0.07%
LivePerson Inc.**	27,924	413,834	0.27%
NETGEAR Inc.**	720	23,717	0.02%
OmniVision Technologies Inc.**	23,263	400,124	0.27%
ON Semiconductor Corp.**	106,929	881,095	0.59%
Red Hat Inc.**	7,220	404,609	0.27%
Sanmina Corp.**	6,572	109,752	0.07%
SolarWinds Inc.**	25,138	950,971	0.63%
Synopsys Inc.**	19,615	795,781	0.53%
Teradata Corp.**	2,570	116,909	0.08%
TiVo Inc.**	801	10,509	0.01%
Trimble Navigation Ltd.**	920	31,924	0.02%
Ultratech Inc.**	5,975	173,275	0.12%
ValueClick Inc.**	16,796	392,523	0.26%
VeriFone Systems Inc.**	1,234	33,096	0.02%
Verint Systems Inc.**	17,983	772,190	0.51%
Visa Inc.	411	91,521	0.06%
Xerox Corp.	71,926	875,339	0.58%
Total Information Technology		16,860,817	11.22%
Materials
Alcoa Inc.	103,614	1,101,416	0.74%
Allegheny Technologies Inc.	2,070	73,754	0.05%
Aptargroup Inc.	617	41,839	0.03%
Axiall Corp.	5,065	240,284	0.16%
Cabot Corp.	1,791	92,057	0.06%
Century Aluminum Co.**	16,087	168,270	0.11%
Commercial Metals Co.	27,793	565,032	0.38%
Cytec Industries Inc.	1,441	134,244	0.09%
Eastman Chemical Co.	2,508	202,396	0.13%
Freeport-McMoRan Copper & Gold	1,365	51,515	0.03%
Graphic Packaging Holding Co.**	61,629	591,638	0.39%
Headwaters Inc.**	1,110	10,867	0.01%
LSB Industries Inc.**	6,113	250,755	0.17%
NewMarket Corp.	597	199,488	0.13%
Schnitzer Steel Industries Inc. – Class A	395	12,905	0.01%
Scotts Miracle-Gro Co. – Class A	124	7,715	0.00%
Sigma-Aldrich Corp.	11,370	1,068,894	0.71%
Total Materials		4,813,069	3.20%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

	Shares	Fair Value ($)	% of Net Asset Value
SECURITIES SOLD SHORT (continued)
Common Stocks (continued)
Telecommunication Services
Cogent Communications Group Inc.	3,105	$125,473	0.08%
T-Mobile US Inc.**	1,394	46,894	0.03%
Total Telecommunication Services		172,367	0.11%
Utilities
FirstEnergy Corp.	1,019	33,607	0.02%
Laclede Group Inc.	239	10,884	0.00%
PNM Resources Inc.	1,093	26,363	0.02%
Southwest Gas Corp.	1,800	100,638	0.07%
Total Utilities		171,492	0.11%
Total United States		78,724,672	52.40%
Total securities sold short
(proceeds – $103,887,348)		$108,075,639	71.93%

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

TOTAL RETURN SWAP CONTRACTS***

	Counterparty	Termination Date	Notional Amount (cost in foreign currency)	Fair Value ($)	% of Net Asset Value
Long
Euro	UBS	5/4/2018	7,600,541	$20,467	0.01%
British Pound	UBS	5/3/2018	5,626,564	0	0.00%
Net long total return swaps				20,467	0.01%
Short
Euro	UBS	5/4/2018	(7,631,879)	(17,805)	-0.01%
British Pound	UBS	5/3/2018	(5,633,847)	740	0.00%
Net short total return swaps				(17,065)	-0.01%
Net total return swaps				$3,402	0.00%

*	Non-income producing security.
**	Security did not pay a dividend during the previous twelve months.
***	See Pages 54 – 69 for the detail underlying positions of the total return swaps.
Adr	American Depository Receipt

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

DETAIL UNDERLYING POSITIONS OF THE TOTAL RETURN SWAPS

Country	Common Stock	No. of Shares	Fair Value ($)
LONG EURO
Belgium
	Ablynx NV	2,569	$71
	Ageas	2,578	(372)
	Barco NV	297	69
	Befimmo Sca Sicafi	21	10
	Cofinimmo	134	33
	Colruyt SA	697	(201)
	Elia System Operator SA/NV	103	(17)
	Groupe Bruxelles Lambert SA	2,002	(55)
	Kbc Groep NV	123	50
	Kinepolis	242	(10)
	Mobistar SA	706	(204)
	WarehouSEs De Pauw SCA	215	(163)
Total Belgium			(789)
Bermuda
	Hiscox Ltd.	8,287	0
Total Bermuda			0
France
	Accor SA	4,133	2,273
	Alcatel-Lucent/France	24,451	(202)
	Alstom SA	679	(23)
	Alten SA	834	(201)
	Altran Technologies SA	9,771	(134)
	Bouygues SA	1,460	161
	Bureau Veritas SA	2,879	218
	Carbone Lorraine	1,271	(18)
	Christian Dior SA	949	652
	Danone SA	3,125	258
	Electricite De France SA	4,482	647
	Euler Hermes SA	311	291
	Eurazeo	103	(3)
	Gecina SA	731	523
	Havas SA	6,885	369
	Icade	576	1,061
	Iliad SA	843	(3,013)
	IpSEn SA	107	1
	Jcdecaux SA	333	156

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

Country	Common Stock	No. of Shares	Fair Value ($)
LONG EURO (continued)
France (continued)
	Kering	966	$(332)
	Klepierre	3,701	1,857
	Legrand SA	2,735	263
	L’Oreal SA	391	457
	Lvmh Moet Hennessy Louis Vuitton SA	535	294
	Mercialys SA	580	80
	Metropole Television SA	6,719	924
	Orange	4,523	373
	Pernod-Ricard SA	370	(239)
	Publicis Groupe SA	802	1,103
	Remy Cointreau SA	2,631	470
	Renault SA	1,604	992
	Rubis Sca	204	46
	SAnofi	658	760
	SArtorius Stedim	409	450
	SEb SA	720	831
	Societe Television FrancaiSE 1	3,238	556
	Sodexo	391	27
	Suez ENVironnement Co.	2,693	37
	Unibail-Rodamco SE	82	338
	Vallourec SA	720	(20)
	Veolia ENVironnement SA	164	27
	Zodiac Aerospace	966	1,926
Total France			14,236
Germany
	Aareal Bank AG	802	0
	Adva Optical Networking SE	5,963	0
	Allianz SE	1,727	0
	Axel Springer AG	370	0
	Basf SE	2,365	0
	Beiersdorf AG	2,735	0
	Bilfinger SE	638	0
	Carl Zeiss Meditec AG	478	0
	Delticom AG	428	0
	Deutsche Euroshop AG	1,364	0
	Deutsche LufthanSA AG	8,944	0
	Deutsche Wohnen AG	452	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

Country	Common Stock	No. of Shares	Fair Value ($)
LONG EURO (continued)
Germany (continued)
	Deutz AG	1,850	$0
	Drillisch AG	1,213	0
	Duerr AG	1,499	0
	Elringklinger AG	1,517	0
	Fraport AG Frankfurt Airport SErvices Worldw	784	0
	FreSEnius Medical Care AG & Co KGaA	4,194	0
	Grammer AG NPV	1,478	0
	Heidelbergcement AG	4,153	0
	Hochtief AG	1,449	0
	Jenoptik AG	7,206	0
	Jungheinrich AG	840	0
	K+S AG	2,693	0
	Kloeckner & Co SE	3,219	0
	Kontron AG	357	0
	Krones AG	354	0
	Kuka AG	535	0
	Kws SAat AG	173	0
	Merck Kgaa	674	0
	Morphosys AG	1,575	0
	Muenchener Rueckversicherungs AG	1,398	0
	ProsiebenSAt.1 Media AG	1,891	0
	Qsc AG	288	0
	Rational AG	82	0
	Rheinmetall AG	3,057	0
	Sma Solar Technology AG	1,539	0
	Stada Arzneimittel AG	6,393	0
	SymriSE AG	4,358	0
	United Internet AG	2,899	0
	Vossloh AG	152	0
Total Germany			0
Gibraltar
	888 Holdings	13,550	0
Total Gibraltar			0
Guernsey
	Resolution Ltd.	12,762	0
Total Guernsey			0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

Country	Common Stock	No. of Shares	Fair Value ($)
LONG EURO (continued)
Ireland
	C&C Group Plc	2,853	$(188)
	Experian Plc	5,343	0
	Kentz Corp Ltd.	4,252	0
	Shire Plc	5,428	0
	Smurfit Kappa Group Plc	5,135	918
Total Ireland			730
Isle of Man
	Playtech Ltd.	6,848	0
Total Isle of Man			0
Jersey
	HeritAGe Oil Plc	2,415	0
	Highland Gold Mining Ltd.	2,566	0
Total Jersey			0
Luxembourg
	Arcelormittal	1,933	146
	Orco Property Group	4,518	248
Total Luxembourg			394
Netherlands
	Arcadis NV	531	88
	Brunel International	21	(2)
	Corbion NV	942	110
	Delta Lloyd NV	41	(9)
	Heineken Holding NV	4,944	2,991
	Koninklijke Ahold NV	9,991	(687)
	Koninklijke Dsm NV	3,968	1,309
	Nieuwe Steen INV	2,638	72
	Postnl NV	30,081	(331)
	Randstad Holding NV	1,152	309
	Sbm Offshore NV	1,110	214
	Tomtom NV	2,221	(55)
	Usg People NV	2,406	258
	Wolters Kluwer NV	7,955	109
Total Netherlands			4,376

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

Country	Common Stock	No. of Shares	Fair Value ($)
LONG EURO (continued)
Portugal
	Jeronimo Martins	4,497	$93
	Sonae Sgps SA	207,583	1,427
Total Portugal			1,520
Russia
	Exillon Energy Plc	3,567	0
Total Russia			0
United Arab Emirates
	DrAGon Oil Plc	777	0
	Lamprell Plc	1,038	0
Total United Arab Emirates			0
Net unrealized gain on long euro swap contracts			$20,467

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

Country	Common Stock	No. of Shares	Fair Value ($)
LONG BRITISH POUND
United Kingdom
	Abcam Plc	5,736	$0
	Amec Plc	14,883	0
	Amlin Plc	8,411	0
	Anglo American Plc	2,837	0
	Ashtead Group Plc	13,053	0
	Asos Plc	596	0
	Associated British Foods Plc	2,344	0
	Aveva Group Plc	8,827	0
	Aviva Plc	6,148	0
	Bae Systems Plc	11,987	0
	Barratt Developments Plc	32,368	0
	Berendsen Plc	3,710	0
	Big Yellow Group Plc	1,924	0
	Booker Group Plc	1,912	0
	Bovis Homes Group Plc	5,762	0
	Brammer Plc	1,326	0
	Bt Group Plc	44,391	0
	Btg Plc	5,706	0
	Carclo Plc	15,971	0
	Carnival Plc	3,434	0
	Carphone Warehouse Group	7,669	0
	Cineworld Group	1,521	0
	Clarkson Plc	722	0
	Close Brothers Group Plc	925	0
	Cobham Plc	11,844	0
	Cranswick Plc	1,288	0
	Croda International Plc	290	0
	Csr Plc	1,679	0
	Daily Mail Tst A	1,645	0
	De La Rue Plc	3,969	0
	Dechra Pharmaceuticals Plc	1,289	0
	Derwent London Plc	1,184	0
	Devro Plc	3,401	0
	Dialight Plc	7,022	0
	Dignity Plc	580	0
	Diploma Plc	1,358	0
	Ds Smith Plc	8,063	0
	Easyjet Plc	2,537	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

Country	Common Stock	No. of Shares	Fair Value ($)
LONG BRITISH POUND (continued)
United Kingdom (continued)
	Electrocomponents Plc	59,928	$0
	F&C Asset ManAGement Plc	67,664	0
	Faroe Petroleum Plc	7,219	0
	Grainger Plc	82	0
	Great Portland Estates Plc	6,996	0
	Greene King Plc	2,031	0
	Halfords Group Plc	9,077	0
	Hammerson Plc	30,835	0
	Hargreaves Lansdown Plc	3,573	0
	Hargreaves Services Plc	4,819	0
	Hikma Pharmaceuticals Plc	1,557	0
	Home Retail Group Plc	148	0
	Howden Joinery Group Plc	8,841	0
	Hsbc Holdings Plc	20,726	0
	Hunting Plc	3,975	0
	Ig Group Holdings Plc	4,678	0
	Imi Plc	188	0
	InmarSAt Plc	1,951	0
	Intermediate Capital Group Plc	38,390	0
	International Personal Finance Plc	13,767	0
	Interserve Plc	8,739	0
	Intu Properties Plc	29,413	0
	Ite Group Plc	14,191	0
	Itv Plc	94,153	0
	J Sainsbury Plc	47,909	0
	Jd Wetherspoon Plc	308	0
	John Menzies Plc	274	0
	John Wood Group Plc	10,047	0
	Johnson Matthey Plc	1,751	0
	Ladbrokes Plc	10,734	0
	Lancashire Holdings Ltd	1,202	0
	Land Securities Group Plc	1,049	0
	Lavendon Group	818	0
	Lloyds Banking Group Plc	58,147	0
	Lonmin Plc	267	0
	Lookers Plc	16,185	0
	Man Group Plc	6,271	0
	Marks & Spencer Group Plc	42,598	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

Country	Common Stock	No. of Shares	Fair Value ($)
LONG BRITISH POUND (continued)
United Kingdom (continued)
	Marston'S Plc	33,870	$0
	Melrose Industries Plc	9,490	0
	Millennium & Copthorne Hotels Plc	1,360	0
	Mitchells & Butlers Plc	395	0
	Mondi Plc	4,823	0
	Moneysupermarket.Com Group Plc	1,419	0
	Mothercare Plc	1,488	0
	N Brown Group Plc	6,756	0
	Next Plc	263	0
	Old Mutual Plc	8,025	0
	Pace Micro Technology Plc	14,826	0
	Persimmon Plc	8,917	0
	Premier Farnell Plc	9,503	0
	Provident Financial Plc	813	0
	Prudential Plc	1,891	0
	Pz Cussons Plc	392	0
	Quintain Estates & Development Plc	4,014	0
	Rathbone Brothers Plc	117	0
	Restaurant Group Plc	3,157	0
	Rotork Plc	714	0
	RSA Insurance Group Plc	11,350	0
	SAbmiller Plc	6,168	0
	Severn Trent Plc	11,165	0
	Shaftesbury Plc	2,776	0
	Sig Plc	31,838	0
	Spirax-SArco Engineering Plc	211	0
	Spirent Communications Plc	5,195	0
	Sports Direct International Plc	2,914	0
	StAGecoach Group Plc	10,936	0
	Taylor Wimpey Plc	76,585	0
	Thomas Cook Group Plc	46,163	0
	Travis Perkins Plc	1,871	0
	Tui Travel Plc	37,524	0
	Whitbread Plc	3,084	0
	Ws Atkins Plc	821	0
Total United Kingdom			0
Net unrealized gain on long british pound swap contracts			0
Net long total return swap contracts			$20,467

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

Country	Common Stock	No. of Shares	Fair Value ($)
SHORT EURO
Belgium
	Ackermans & Van Haaren NV	(20)	$(1)
	Delhaize Group SA	(1,562)	(257)
	Evs Broadcast Eq	(2,992)	(3,455)
	Gimv NV	(243)	3
	Sofina SA	(884)	(267)
	Telenet Group Holding NV	(717)	(577)
	Tessenderlo Chemie NV	(3,313)	(319)
Total Belgium			(4,873)
Bermuda
	Catlin Group Ltd.	(17,905)	0
	Signet Jewelers Ltd.	(144)	0
Total Bermuda			0
Canada
	Ithaca Energy Inc.	(15,630)	0
Total Canada			0
France
	Air France-KLM	(11,986)	(181)
	Air Liquide SA	(21)	(19)
	Akka Technologies	(41)	19
	Anf Immobilier	(86)	27
	Areva SA	(1,943)	(401)
	Arkema SA	(82)	(155)
	Atos	(2,583)	(213)
	Axa SA	(8,389)	(923)
	Biomerieux	(29)	(25)
	Bourbon SA	(885)	(231)
	Cap Gemini SA	(247)	34
	Casino Guichard Perrachon SA	(2,008)	1,380
	Cie Generale De Geophysique – Veritas	(1,809)	0
	Cnp Assurances	(5,559)	(1,070)
	Credit AGricole SA	(3,866)	(117)
	DasSAult Systemes SA	(1,871)	1,286
	Derichebourg SA	(4,653)	(339)
	EiffAGe SA	(157)	(18)
	Eramet	(58)	(40)
	Etablissements Maurel Et Prom	(9,946)	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

Country	Common Stock	No. of Shares	Fair Value ($)
SHORT EURO (continued)
France (continued)
	EutelSAt Communications SA	(21)	$(1)
	Faiveley Transport SA	(182)	45
	Faurecia	(6,220)	(898)
	Gameloft	(21)	(3)
	Gdf Suez	(5,017)	(379)
	Imerys SA	(2,518)	(1,212)
	Ingenico	(2,719)	1,645
	Lafarge SA	(2,207)	(850)
	LAGardere SCA	(2,920)	(281)
	Natixis	(19,645)	(432)
	Nexity SA	(21)	(13)
	Rexel SA	(5,171)	(249)
	SA Des Ciments Vicat	(433)	(12)
	SAfran SA	(41)	(18)
	SAft Groupe SA	(1,631)	(179)
	Schneider Electric SA	(370)	0
	Scor SE	(62)	(17)
	Technip SA	(1,213)	(867)
	Teleperformance	(206)	69
	Thales SA	(780)	(482)
	Ubisoft Entertainment	(21)	(1)
	Valeo SA	(911)	(12)
	Vilmorin & Cie	(10)	(3)
	Wendel SA	(290)	(100)
Total France			(5,236)
Germany
	Adidas AG	(1,850)	0
	Aixtron SE	(7,443)	0
	Alstria Office Reit-AG	(883)	0
	Aurubis AG	(781)	0
	Bauer AG	(259)	0
	Bayer AG	(1,110)	0
	Baywa AG	(26)	0
	Bechtle AG	(7)	0
	Bertrandt AG	(17)	0
	Commerzbank AG	(9,498)	0
	Continental AG	(205)	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

Country	Common Stock	No. of Shares	Fair Value ($)
SHORT EURO (continued)
Germany (continued)
	Daimler AG	(555)	$0
	Deutsche Bank AG	(1,378)	0
	Deutsche Boerse AG	(987)	0
	Deutsche Telekom AG	(4,935)	0
	Dic Asset AG	(602)	0
	Draegerwerk AG & Co KGaA	(160)	0
	Fielmann AG	(297)	0
	Freenet AG	(7,443)	0
	Fresenius Se & Co KGaA	(959)	0
	Fuchs Petrolub AG	(1,662)	0
	Gea Group AG	(2,467)	0
	Gerresheimer AG	(3,351)	0
	Gerry Weber International AG	(717)	0
	Gildemeister AG	(4,318)	0
	Henkel AG & Co KGaA	(1,542)	0
	Hugo Boss AG	(1,441)	0
	Infineon Technologies AG	(22,017)	0
	Linde AG	(946)	0
	Mtu Aero Engines Holding AG	(127)	0
	Porsche AG	(720)	0
	Puma SE	(355)	0
	Salzgitter AG	(4,485)	0
	Sap AG	(2,751)	0
	Siemens AG	(966)	0
	Sky Deutschland AG	(822)	0
	TAG Tegernsee	(314)	0
	Thyssenkrupp AG	(5,428)	0
	Tipp24 AG	(1,034)	0
	VolkswAGen AG	(843)	0
	Wacker Chemie AG	(144)	0
	Wirecard AG	(2,426)	0
Total Germany			0
Gibraltar
	Bwin.Party Digital Entertainment Plc	(566)	0
Total Gibraltar			0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

Country	Common Stock	No. of Shares	Fair Value ($)
SHORT EURO (continued)
Ireland
	Beazley Plc	(47,458)	$0
	Henderson Group Plc	(3,516)	0
	Kerry Group Plc	(945)	(676)
	Paddy Power Plc	(500)	688
	Ryanair Holdings Plc	(5,531)	(190)
	Ubm Plc	(3,485)	0
	Wpp Plc	(2,781)	0
Total Ireland			(178)
Jersey
	Petra Diamonds Ltd.	(9,981)	0
	Phoenix Group Holdings	(5,137)	0
Total Jersey			0
Luxembourg
	Eurofins Scientific	(155)	(639)
	Gagfah SA	(1,088)	0
	Regus Plc	(12,590)	0
	Saf-Holland SA	(1,127)	0
	Ses SA	(7,278)	(501)
Total Luxembourg			(1,140)
Mexico
	Fresnillo Plc	(2,119)	0
Total Mexico			0
Netherlands
	Aalberts Industries NV	(2,011)	346
	Aegon NV	(12,144)	(150)
	Binckbank NV	(12,544)	86
	Corio NV	(1,727)	(511)
	Eurocommercial Properties NV	(3,595)	(2,298)
	Heineken NV	(1,069)	(412)
	Ing Groep NV	(13,488)	(1,298)
	Koninklijke Bam Groep NV	(884)	(28)
	Koninklijke Vopak NV	(4,005)	1,156
	Royal Dutch Shell Plc	(6,600)	(1,406)
	Royal Imtech NV	(5,763)	(269)
	Ten Cate	(814)	302

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

Country	Common Stock	No. of Shares	Fair Value ($)
SHORT EURO (continued)
Netherlands (continued)
	Tkh Group NV	(1,776)	$244
	Unilever NV	(1,789)	(320)
	Vastned Retail NV	(324)	100
Total Netherlands			(4,458)
Portugal
	Banco Espirito Santo SA	(90,799)	(1,373)
	Energias De Portugal SA	(3,763)	(15)
	Galp Energia-B	(10,058)	(346)
	Portucel Empresa Produtora	(5,874)	(178)
Total Portugal			(1,912)
Singapore
	Cape Plc	(6,127)	0
Total Singapore			0
Spain
	Edp Renovaveis SA	(419)	(8)
Total Spain			(8)
Switzerland
	Ferrexpo Plc	(23,556)	0
	Informa Plc	(6,464)	0
Total Switzerland			0
Net unrealized loss on short euro swap contracts			$(17,805)

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

Country	Common Stock	No. of Shares	Fair Value ($)
SHORT BRITISH POUND
United Kingdom
	A.G.Barr Plc	(159)	$0
	Afren Plc	(58,115)	0
	Aggreko Plc	(3,668)	0
	Anglo Pacific Group Plc	(2,648)	0
	Anite Plc	(452)	0
	Antofagasta Plc	(10,073)	0
	Ashmore Group Plc	(3,846)	0
	Astrazeneca Plc	(3,970)	0
	Babcock International Group Plc	(10,303)	0
	Balfour Beatty Plc	(5,778)	0
	Barclays Plc	(38,228)	0
	Berkeley Group Holdings Plc	(802)	0
	Bg Group Plc	(10,957)	0
	Bodycote Plc	(1,939)	0
	Brewin Dolphin Holdings Plc	(1,751)	0
	British Land Co Plc	(22,615)	0
	British Sky Broadcasting Group Plc	(16,315)	0
	Bunzl Plc	(5,860)	0
	Burberry Group Plc	(308)	0
	Cairn Energy Plc	(21,513)	0
	Carillion Plc	(22,412)	0
	Centrica Plc	(39,724)	0
	Compass Group Plc	(13,310)	0
	Computacenter Plc	(2,750)	0
	Debenhams Plc	(102,353)	0
	Diageo Plc	(7,114)	0
	Domino Printing Sciences Plc	(5,699)	0
	Dunelm Group Plc	(183)	0
	Elementis Plc	(8,745)	0
	Enterprise Inns	(10,728)	0
	Euromoney Institutional Investor Plc	(555)	0
	Fidessa Group Plc	(568)	0
	Galliford Try Plc	(299)	0
	Gemalto NV	(699)	740
	Go-Ahead Group Plc	(179)	0
	Greggs Plc	(3,379)	0
	Halma Plc	(6,481)	0
	Hansteen Holdings Plc	(28,012)	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

Country	Common Stock	No. of Shares	Fair Value ($)
SHORT BRITISH POUND (continued)
United Kingdom (continued)
	Hochschild Mining Plc	(13,100)	$0
	Homeserve Plc	(7,426)	0
	Icap Plc	(31,439)	0
	Imagination Technologies Group Plc	(14,014)	0
	Inchcape Plc	(7,903)	0
	Intercontinental Hotels Group Plc	(7,046)	0
	Investec Plc	(11,475)	0
	Jardine Lloyd Thompson Group Plc	(477)	0
	Kcom Group Plc	(852)	0
	Keller Group Plc	(3,606)	0
	Kesa Electricals Plc	(25,199)	0
	Kingfisher Plc	(29,546)	0
	Kofax Ltd	(5,042)	0
	Laird Plc	(7,344)	0
	London Mining Plc	(11,802)	0
	London Stock Exchange Group Plc	(211)	0
	Low & Bonar Plc	(2,405)	0
	Mears Group Plc	(82)	0
	Meggitt Plc	(15,170)	0
	Mitie Group Plc	(1,043)	0
	Morgan Crucible Co Plc	(19,088)	0
	National Grid Plc	(2,118)	0
	Ncc Group Ltd	(8,045)	0
	Northgate Plc	(10,484)	0
	Oxford Instruments Plc	(4,584)	0
	Paragon Group Of Cos Plc	(12,272)	0
	Pearson Plc	(4,699)	0
	Petrofac Ltd	(6,243)	0
	Petropavlovsk Plc	(8,648)	0
	Premier Foods Plc	(2,817)	0
	Primary Health Properties Plc	(2,855)	0
	Reckitt Benckiser Group Plc	(1,296)	0
	Redrow Plc	(12,825)	0
	Renishaw Plc	(1,903)	0
	Rentokil Initial Plc	(7,160)	0
	Rexam Plc	(2,673)	0
	Rolls Royce Holdings Plc C Shares	(11,868)	0
	Rolls-Royce Holdings Plc	(7,954)	0

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Schedule of Investments
December 31, 2013

Country	Common Stock	No. of Shares	Fair Value ($)
SHORT BRITISH POUND (continued)
United Kingdom (continued)
	Royal Bank Of Scotland Group Plc	(9,581)	$0
	Rpc Group Plc	(14,700)	0
	Rps Group Plc	(10,860)	0
	Sage Group Plc The	(35,314)	0
	Schroders Plc	(123)	0
	Sdl Plc	(6,009)	0
	Segro Plc	(308)	0
	Senior Plc	(21,140)	0
	Serco Group Plc	(16,095)	0
	Shanks Group Plc	(4,065)	0
	Smiths Group Plc	(9,468)	0
	Soco International Plc	(261)	0
	Spectris Plc	(2,665)	0
	St James'S Place Plc	(10,424)	0
	Standard Chartered Plc	(8,142)	0
	Standard Life Plc	(3,886)	0
	Tate & Lyle Plc	(6,785)	0
	Telecity Group Plc	(5,675)	0
	Trinity Mirror Plc	(31,771)	0
	Tt Electronics	(8,179)	0
	Tullett Prebon Plc	(14,455)	0
	Tullow Oil Plc	(10,630)	0
	Unite Group Plc	(558)	0
	Vedanta Resources Plc	(6,498)	0
	Vesuvius Plc	(82)	0
	Victrex Plc	(2,993)	0
	Wh Smith Plc	(9,197)	0
	Wm Morrison Supermarkets Plc	(5,325)	0
	Wolseley Plc	(4,186)	0
	Xchanging Plc	(22,137)	0
	Yule Catto & Co Plc	(2,497)	0
Total United Kingdom			740
Net unrealized gain on short british pound swap contracts			740
Net short total return swap contracts			(17,065)
Net unrealized gain on total return swap contracts			$3,402

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Statement of Assets And Liabilities
December 31, 2013

ASSETS
Investments in securities, at value (cost – $106,654,181)	$108,103,826
Cash deposits with custodian (Restricted cash of $9,814,512)*	37,925,882
Cash deposits with securities broker (Restricted cash of $39,971,279)**	107,137,800
Cash deposits with OTC derivative counterparties***	632,362
Restricted cash deposits with futures broker****	16,027,091
Cash	3,260,263
Net unrealized gain on open futures contracts	3,610,929
Net unrealized gain on open swap contracts	3,402
Net unrealized gain on open forward currency contracts	818,699
Receivable for securities sold	47,135,864
Interest receivable	185,393
Dividends receivable	59,431
Prepaid expenses	34,983
Total Assets	$324,935,925
LIABILITIES
Securities sold short, at value (proceeds – $103,887,348)	108,075,639
Payable for securities purchased	47,251,721
Due to OTC derivative counterparty, net	285,281
Accrued commissions and other fees on open futures and forward currency contracts	29,479
Redemptions payable	17,924,904
Trading management fee payable	276,131
Sales fee payable	276,131
Dividends payable	77,230
Securities brokerage fees payable	218,388
Offering costs payable	109,318
Accounts payable	163,666
Total liabilities	174,687,888
NET ASSETS	$150,248,037
SHAREHOLDERS’ CAPITAL (Net Asset Value)
108,469.249 shares outstanding at December 31, 2013; unlimited shares authorized	$150,248,037
Total shareholders’ capital (Net Assets) (equivalent to $1,385.17 per share based on 108,469.249 shares outstanding)	$150,248,037

*	Net of foreign currency valued at $(448,636) with a cost of $(449,285) with custodian.

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Statement of Assets And Liabilities
December 31, 2013

**	Including foreign currency valued at $2,220,721 with a cost of $2,227,347 with securities broker.
***	Including foreign currency valued at $620,353 with a cost of $617,657 with OTC derivative counterparty.
****	Including foreign currency valued at $8,462,524 with a cost of $8,404,252 with futures broker.

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Statement of Operations
For The Year Ended December 31, 2013

INVESTMENT INCOME
Dividend income (net of foreign withholding taxes of $30,707)	$1,479,728
Interest income	2,183,391
Total investment income	3,663,119
EXPENSES
Sales fee	3,067,062
Trading management fee	3,115,724
Stock loan fees	2,455,425
Dividends on securities sold short	1,618,934
Custodian fees	1,016,753
Performance fees	853,026
Offering costs	753,564
Professional fees	253,578
Administrator fees and expenses	157,616
Trustees’ fees	100,000
Total expenses	13,391,682
Net investment loss	(9,728,563)
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments
Investment securities trading and foreign currency	25,388,623
Securities sold short and foreign currency	(25,999,910)
Swaps trading, net of trading commissions and fees	324,954
Futures trading, net of trading commissions and fees	17,122,461
Forwards trading, net of trading commissions and fees	4,792,456
Net realized gain from investments	21,628,584
Net change in unrealized appreciation (depreciation) on investments
Investment securities trading and foreign currency	1,113,721
Investment securities sold short and foreign currency	(2,004,884)
Swaps trading, net	3,402
Futures trading, net	2,425,725
Forwards trading, net	(2,334,795)
Net change in unrealized depreciation of investments	(796,831)
Net realized and unrealized gain from investments	20,831,753
Net increase in net assets from operations	$11,103,190

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Statement of Changes in Shareholders’ Capital (Net Assets)
For The Years Ended Decmeber 31, 2013 And 2012

	Total Number of Shares	Shareholder’s Capital (Net Assets)
Balances at January 1, 2012	101,847.787	$130,862,737
Increase (decrease) in net assets from operations:
Net investment loss		(8,908,026)
Net realized gain on investments		9,159,634
Net change in unrealized appreciation of investments		(1,726,159)
Net increase in net assets from operations		(1,474,551)
Capital Transactions:
Shareholder subscriptions	32,971.866	43,987,961
Shareholder repurchases	(25,635.264)	(33,623,417)
Total capital transactions	7,336.602	10,364,544
Balances at December 31, 2012	109,184.389	$139,752,730
Increase (decrease) in net assets from operations:
Net investment loss		(9,728,563)
Net realized gain on investments		21,628,584
Net change in unrealized depreciation of investments		(796,831)
Net increase in net assets from operations		11,103,190
Capital Transactions:
Shareholder subscriptions	29,917.123	41,406,426
Shareholder repurchases	(30,632.263)	(42,014,309)
Total capital transactions	(715.140)	(607,883)
Balances at December 31, 2013	108,469.249	$150,248,037

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Financial Highlights
December 31, 2013

The following information presents per share operating performance data and other supplemental financial data for the years ended December 31, 2013, 2012, 2011, 2010 and 2009. This information has been derived from information presented in the financial statements.

Per Share Performance
(for a share outstanding throughout the entire year)

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Net asset value per share, beginning of year	$1,279.97	$1,284.89	$1,287.08	$1,096.29	$1,110.00
Income (loss) from operations:
Net realized and unrealized gain (loss) on investment transactions(1)	191.79	73.87	72.69	256.41	49.51
Net investment income (loss)(1)	(86.59)	(78.79)	(74.88)	(65.62)	(63.22)
Total net income (loss) from operations	105.20	(4.92)	(2.19)	190.79	(13.71)
Net asset value per share, end of year	$1,385.17	$1,279.97	$1,284.89	$1,287.08	$1,096.29
Total Return	8.22%	(0.38)%	(0.17)%	17.40%	(1.24)%
Total Return prior to performance fee	8.81%	(0.38)%	(0.17)%	17.40%	(1.24)%
Supplemental Data
Net assets at the end of the year	$150,248,037	$139,752,730	$130,862,737	$125,652,640	$157,116,128
Ratios to average net asset value:
Net Expenses prior to performance fee	8.10%	8.45%	7.04%	7.18%	6.74%
Performance fee	0.55%	0.00%	0.00%	0.00%	0.00%
Net expenses	8.65%	8.45%	7.04%	7.18%	6.74%
Net investment income (loss)	(6.28)%	(5.94)%	(5.74)%	(5.94)%	(5.81)%
Portfolio Turnover Rate(2)	2,283%	2,502%	3,258%	3,219%	3,782%

Total returns are calculated based on the change in value of a share during the year. An individual shareholder’s total returns and ratios may vary from the above total returns and ratios based on the timing of subscriptions and redemptions.

(1)	Net investment income (loss) per share is calculated by dividing the net investment income (loss) by the average number of shares outstanding during the period. Net realized and unrealized gain (loss) on investment transactions is a balancing amount necessary to reconcile the change in net asset value with the other per share information.
(2)	Applies only to the equities portion of the portfolio.

See Accompanying Notes to Financial Statements.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2013

Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
A.	General Description of the Trust

The Campbell Multi-Strategy Trust (the Trust) was converted to a statutory trust under the laws of Delaware on June 28, 2005. The Trust is the successor entity to the Campbell Multi-Strategy Fund L.L.C., which began trading on November 6, 2003. As of the date of the conversion, Campbell & Company, Inc. (CCI) was the sole unitholder of Campbell Multi-Strategy Fund L.L.C. Each of CCI’s units outstanding in Campbell Multi-Strategy Fund L.L.C. was exchanged for one share of The Campbell Multi-Strategy Trust.

The Trust engages in the speculative trading of securities, futures contracts forward currency contracts, and total return swaps. The Trust is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in a private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of futures brokers, securities brokers and Over The Counter (OTC) derivative counterparties through which the Trust trades.

Per recent Commodity Futures Trading Commission (CFTC) regulations, as of January 1, 2013, the Trust no longer qualifies for a 4.5 exclusion from the requirement to be operated by a registered Commodity Pool Operator (CPO). The CFTC has confirmed that for a registered investment company, the appropriate CPO registrant is the investment adviser, not the board of directors. Pursuant to no-action relief granted by the CFTC and approval from the Trust’s Board of Trustees, Campbell & Company Investment Adviser LLC (the Adviser) delegated CCI to perform all of the duties and responsibilities as the CPO of the Trust. CCI, the Adviser’s parent corporation, was organized in April 1978 in Maryland as a successor to a partnership originally organized in January 1974. CCI commodity pool operator registration was effective with the CFTC on September 10, 1982 and its National Futures Association (NFA) membership was effective on July 1, 1982. CCI provides commodity pool operator services similar to those provided to the Trust and also advisory services to numerous other funds and individually managed accounts. The CFTC is an agency of the United States government which regulates most aspects of the commodity futures industry and the NFA is an industry self-regulatory organization.

B.	Method of Reporting

The Trust’s financial statements are presented in accordance with accounting principles generally accepted in the United States of America, which

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2013

may require the use of certain estimates made by the Trust’s management. Actual results may differ from these estimates.

For purposes of both financial reporting and calculations of redemption value, Net Asset Value per share is calculated by dividing Net Assets by the number of outstanding shares.

C.	Cash

Cash includes cash and short-term time deposits held at financial institutions. Operating and escrow cash balances at PNC Bank are shown as Cash on the Statement of Assets and Liabilities.

D.	Futures and Forward Currency Contracts

Transactions are accounted for on the trade date. Gains and losses are realized when contracts are liquidated. Net unrealized gains and losses on open contracts (the difference between contract trade price and fair value) are reported in the Statement of Assets and Liabilities as a net gain or loss, as there exists a right of offset of unrealized gains and losses in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 210-20, Balance Sheet – Offsetting. The fair value of futures contracts, as reported by the various futures exchanges, reflects the settlement price for each contract as of the close of the last business day of the reporting period. The fair value of forward currency (non-exchange traded) contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

E.	Total Return Swap Contracts

Transactions are accounted for on the trade date. Gains and losses are realized when underlying positions are liquidated as well as on monthly swap reset dates. Net unrealized gains and losses on open contracts are reported in the Statement of Assets and Liabilities as a net gain or loss, as there exists a right of offset of unrealized gains and losses in accordance with ASC 210-20. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. The total return swaps are typically reset monthly, but resets may occur more frequently. The Trust receives interest based on the notional amount of short contracts and pays interest based on the notional amount of long contracts in accordance with each swap agreement. Net payments of interest and other fees are recorded as realized gains or losses.

The Trust trades European exchanged traded securities using total return swap contracts. The trading in European securities is completed each day

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2013

prior to the close of business in the United States (U.S.) markets. These underlying securities are valued based on the last reported sales price of the European exchanges. Events may occur subsequent to the valuation of the underlying European securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Adviser, those securities may be valued at fair value as determined in good faith by the Adviser.

F.	Investment Securities

Security transactions are accounted for on the trade date. Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. The Trust sells securities not owned at the time of sale (a short sale). When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short sale. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis.

The Trust’s trading in Japanese securities is completed each day prior to the close of business in the U.S. markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Adviser, those securities may be valued at fair value as determined in good faith by the Adviser.

G.	Fair Value

Generally accepted accounting principles establish a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2013

the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust’s exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts and total return swaps that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes U.S. Treasury bills. See Notes 1. D. and 1.E. for a discussion of the observable inputs used in calculating fair value.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust’s own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the year ended December 31, 2013, the Trust did not have any Level 3 assets or liabilities.

The following table sets forth by level within the fair value hierarchy the trust’s investments accounted for at fair value on a recurring basis as of December 31, 2013.

	Fair Value at December 31, 2013
Description	Level 1	Level 2	Level 3	Total
Investments
Investments in securities	$108,103,826	$0	$0	$108,103,826
Securities sold short	(108,075,639)	0	0	(108,075,639)
Other Financial Instruments
Exchange traded futures contracts	3,610,929	0	0	3,610,929
Total return swap contracts	0	3,402	0	3,402
Forward currency contracts	0	818,699	0	818,699
Total	$3,639,116	$822,101	$0	$4,461,217

The gross presentation of the fair value of the Trust’s derivatives by instrument type is shown in Note 11. See the Schedule of Investments for additional detail categorization.

H.	Income Taxes

The Trust is treated like a partnership for tax purposes. The Trust prepares calendar year U.S. and applicable state tax returns and reports to the shareholders their allocable shares of the Trust’s income, expenses and trading

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2013

gains or losses. Income taxes have not been provided, as each shareholder is individually liable for the taxes, if any, on their share of the Trust’s income and expenses.

Management has continued to evaluate the application of ASC 740, Income Taxes, to the Trust, and has determined that no reserves for uncertain tax positions were required. There are no tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within twelve months. The Trust files federal and state tax returns. The 2010 through 2013 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

I.	Offering Costs

The Adviser has incurred all costs in connection with the initial and ongoing offering of shares of the Trust (offering costs). The Trust’s liability for offering costs is limited to the maximum of total offering costs incurred by the Adviser subject to an annual cap of 0.75% of the Trust’s average month-end net assets. Any offering costs that have not been reimbursed within three years of being incurred will not be reimbursed by the Trust. The Trust is only liable for the payment of offering costs on a monthly basis as calculated based on the limitations stated above. At December 31, 2013, the Trust reflects a liability in the Statement of Assets and Liabilities for offering costs payable to the Adviser of $109,318. The amount of monthly reimbursement due to the Adviser is charged directly to expense.

If the Trust terminates prior to completion of payment of the calculated amounts to the Adviser, the Adviser will not be entitled to any additional payments, and the Trust will have no further obligation to the Adviser. At December 31, 2013, the amount of unreimbursed offering costs incurred by the Adviser is $117,590.

J.	Foreign Currency Transactions

The Trust’s functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the Statement of Assets and Liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the year. Gains and losses resulting from the translation to U.S. dollars are reported in income.

K.	Recently Issued Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), which requires entities to disclose information about financial instruments and derivative instruments that have been offset or that are subject

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2013

to enforceable master netting agreements, to enable users of its financial statements to evaluate the effect or potential effect of those agreements on its financial position. Entities will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements. The amendments in ASU No. 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013. In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (ASU 2013-01). This update clarifies that the scope of ASU 2011-11 and 2013-01 are effective for interim and annual periods beginning on or after January 1, 2013. The adoption of the additional disclosure requirements are reflected in the Trust’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services – Investments Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements. ASU 2013-08 changes the approach to the investment company assessment, requires non-controlling ownership interests in other investment companies to be measured at fair value, and requires additional disclosures about the investment company’s status as an investment company. The amendments are effective for interim and annual reporting periods beginning after December 15, 2013. The Trust is currently evaluating the impact this pronouncement would have on the financial statements.

Note 2.	INVESTMENT ADVISER

The Investment Adviser of the Trust is Campbell & Company Investment Adviser LLC. The Adviser manages the Trust pursuant to the Investment Advisory Agreement (the Agreement). In accordance with the Agreement, the Adviser is paid a monthly management fee of  1/12 of 2% of the Trust’s month-end Net Assets (as defined in the Agreement) and a quarterly performance fee of 20% of any Aggregate Cumulative Appreciation (as defined in the Agreement). The performance fee is not subject to any clawback provisions. Fees are typically paid in the month following the month in which they are earned. The fees are paid from the available cash held at the Trust’s bank, brokers or custodian. Performance fees in the amount of $853,026 were earned during the year ended December 31, 2013.

Note 3.	ADMINISTRATOR

SEI Investment Global Services (the Administrator) serves as the Administrator of the Trust. The Administrator receives fees at rates agreed upon between the Trust and the Administrator and is entitled to reimbursement of certain actual out-of-pocket expenses incurred while performing its duties. The Administrator’s primary responsibilities are portfolio accounting and fund accounting services.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2013

The Administration Agreement (the Agreement) with SEI is effective until July 31, 2015 and is automatically renewed for successive one year periods unless terminated by the Trust or SEI pursuant to giving of ninety days written notice prior to the last day of the current term. The Agreement may be terminated by the Trust or SEI giving at least thirty days prior notice in writing to the other party if at any time the other party or parties have been first (i) notified in writing that such party shall have materially failed to perform its duties and obligations under the Agreement (“Breach Notice”) and (ii) the party receiving the Breach Notice shall not have remedied the noticed failure within thirty days after receipt of the Breach Notice requiring it to be remedied.

Note 4.	SALES FEE

Shareholders of the Trust have approved a monthly sales fee equal to  1/12 of 2% of Net Assets (as defined) payable directly to the placement agents.

Note 5.	ADMINISTRATIVE EXPENSES

Operating expenses of the Trust including professional fees, trustee fees and miscellaneous expenses are limited to 0.5% per year of the average month-end Net Asset Value of the Trust. Any amounts exceeding the limit will be subsequently payable by the Trust as the Trust is able within the limit of three years of being incurred. Actual operating expenses were less than 0.5% (annualized) of average month-end Net Asset Value for the year ended December 31, 2013.

Note 6.	DEPOSITS WITH FUTURES BROKER

The Trust deposits funds with Newedge USA, LLC (the futures broker), subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Purchases and sales of futures contracts require margin deposits with the futures broker. Additional margin deposits may be necessary for any loss in contract value. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with the futures broker. The Trust earns interest income on its assets deposited with the futures broker.

The Commodity Exchange Act requires a futures broker to segregate all customer transactions and assets from such futures broker’s proprietary activities. A customer’s cash and other property (for example, U.S. Treasury bills) deposited with a broker are considered commingled with all other customer funds subject to the commodity broker’s segregation requirements. In the event of a futures broker’s insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2013

Note 7.	DEPOSITS WITH CUSTODIAN AND SECURITIES BROKER

The Trust deposits cash and purchased securities with a custodian, State Street Bank and Trust Company, subject to Securities and Exchange Commission regulations and custodian requirements. Margin requirements on securities sold short with the securities broker, Morgan Stanley & Co. Incorporated, are satisfied by cash deposited with the securities broker and the pledge of cash and securities held by the custodian. The Trust earns interest income on its assets deposited with the custodian and the securities broker. The Trust pays stock loan fees on assets borrowed from the securities broker.

Assets on deposit with a custodian and securities broker are subject to credit risk. In the event of a custodian’s or securities broker’s insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

Note 8.	DEPOSITS WITH OTC DERIVATIVES COUNTERPARTIES

The Trust’s counterparties with regard to its forward currency transactions are the Royal Bank of Scotland PLC (RBS) and UBS AG (UBS). The Trust has entered into an individual International Swap and Derivatives Association, Inc. agreements with RBS and UBS, respectively, which governs these transactions. The credit ratings reported by the three major rating agencies for RBS and UBS were considered investment grade as of December 31, 2013.

During December 2013, the Trust novated its forward currency positions at RBS to UBS. The forward currency positions at RBS have been offset as of the date of the novation and will mature in March 2014. UBS has been the counterparty on all forward currency trading subsequent to the novation. In addition, the Trust’s counterparty with regard to its total return swaps is UBS. These transactions are governed by its ISDA with UBS.

Margin requirements at RBS are satisfied by the deposit of U.S. Treasury bills and cash with RBS. Margin requirements at UBS are satisfied by the deposit of cash in a control account with State Street. Withdrawals from the control account require UBS authorization. The Trust typically earns interest income on its assets deposited with RBS and UBS.

Note 9.	SUBSCRIPTIONS, REPURCHASES AND DISTRIBUTIONS

Shares are offered at the Net Asset Value per Share on the last day of each month by subscription agreement, subject to acceptance by the Board of Trustees of the Trust.

The Trust will make offers to repurchase its shares at quarterly intervals pursuant to Rule 23c-3 under the 1940 Act, and the Board of Trustees may place such conditions and limitations on the repurchase offers as may be permitted under that rule. The Trust intends to conduct quarterly repurchase offers for between 5% and 25% of the Trust’s outstanding Shares. The

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2013

deadline by which the Trust must receive repurchase requests submitted by Shareholders in response to each repurchase offer (“Repurchase Request Deadline”) will be set as of the end of each quarterly period pursuant to a policy approved by the Board of Trustees. The date on which the repurchase price for shares is to be determined (the “Repurchase Pricing Date”) shall occur no later than fourteen days after the Repurchase Request Deadline (or the next business day, if the fourteenth day is not a business day). A Shareholder may request and receive the repurchase of shares owned, subject to these restrictions.

During the year ended December 31, 2013, the Trust completed four quarterly repurchase offers. In each offer, the Trust offered to repurchase up to 25% of the number of its outstanding shares as of the Repurchase Pricing Date. The results of each repurchase offer were as follows:

	Repurchase March 31, 2013	Repurchase June 30, 2013	Repurchase September 30, 2013	Repurchase December 31, 2013
Commencement Date	February 15, 2013	May 16, 2013	August 15, 2013	November 15, 2013
Percentage of Outstanding Shares Tendered	3.8%	4.8%	6.9%	10.9%
Percentage of Outstanding Shares Repurchased	3.8%	4.8%	6.9%	10.9%
Amount of Repurchase	$5,681,977	$7,634,829	$10,772,600	$17,924,903

The Trust is not required to make distributions, but may do so at the sole discretion of the Board of Trustees.

Note 10.	SECURITIES TRANSACTIONS

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding U.S. government obligations) for the year ended December 31, 2013 were $5,155,293,504 and $5,153,815,677, respectively.

The U.S. federal income tax basis of the Trust’s investments December 31, 2013 was as follows:

Investment in securities	$108,103,826
Securities sold short	(108,075,639)
Open forward currency contracts	738,458
Open futures contracts	3,808,529
Open swaps contracts	3,402

The U.S. federal income tax basis of the Trust’s investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized depreciation for federal income tax purposes was $(117,359) (gross unrealized appreciation was $1,134,418 and gross unrealized depreciation was $1,251,777).

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2013

Note 11.	TRADING ACTIVITIES AND RELATED RISKS

The Trust engages in the speculative trading of U.S. and foreign futures contracts, forward currency contracts and total return swaps (collectively, “derivatives”). The Trust also engages in the speculative trading of U.S. and Japanese securities which are typically traded on an exchange or in the over-the-counter market. The Trust sells securities not owned at the time of sale (“short sale”).

Specifically, the Trust trades a portfolio of derivatives, which are instruments designed to hedge or speculate on changes in interest rates, currency exchange rates or equity values, as well as metals, energy and agriculture values. The Trust is exposed to both market risk, the risk arising from changes in the fair value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract. The market sensitive instruments held by the Trust are acquired for speculative purposes, and all or a substantial amount of the Trust’s assets are subject to the risk of trading loss. Unlike an operating company, the risk of market sensitive instruments is integral, not incidental, to the Trust’s main line of business.

The Trust began trading a portfolio of European exchange traded equities using total return swap contracts in October 2013. These contracts provide reduced transaction costs and well as effective beneficial withholding rates on cash flows associated with dividend activity when compared to trading the underlying equities directly. As the Trust does not own the underlying equities, the Trust has no voting rights with regard to underlying shares in the swaps.

Market Risk

Market risks arise from changes in the fair value of the contracts and securities. Market movements result in frequent changes in the fair value of the Trust’s open positions and, consequently, in its earnings and cash flow. The Trust’s market risk is influenced by a wide variety of factors, including the level and volatility of exchange rates, interest rates, equity price levels, the fair value of financial instruments and contracts, the diversification effects among the Trust’s open positions and the liquidity of the markets in which it trades. Theoretically, the Trust is exposed to a market risk equal to the fair value of securities owned as well as the notional contract value of derivative contracts purchased and unlimited liability on securities and derivative contracts sold short. The Trust’s ultimate obligation to purchase a security sold short may exceed the amount recorded in the Statement of Assets and Liabilities. See Notes 1. D. and 1.E. for an explanation of how the Trust determines its valuation for derivatives as well as the netting of derivatives and Note 1.F. for an explanation of how the Trust determines its valuation for investment securities.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2013

The Trust adopted the provisions of ASC 815, Derivatives and Hedging, (“ASC 815”). ASC 815 provides enhanced disclosures about how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity’s financial position, financial performance and cash flows.

The following tables summarize quantitative information required by ASC 815. The fair value of the Trust’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2013 is as follows:

Type of Instrument *	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2013 Fair Value	Liability Derivatives at December 31, 2013 Fair Value	Net
Agriculture Futures Contracts	Net unrealized gain (loss) on open futures contracts	$804,742	$(350,373)	$454,369
Energy Futures Contracts	Net unrealized gain (loss) on open futures contracts	14,608	(315,986)	(301,378)
Metals Futures Contracts	Net unrealized gain (loss) on open futures contracts	1,071,026	(1,303,542)	(232,516)
Stock Indices Futures Contracts	Net unrealized gain (loss) on open futures contracts	3,844,568	(48,760)	3,795,808
Short-Term Interest Rate Futures Contracts	Net unrealized gain (loss) on open futures contracts	202,349	(565,763)	(363,414)
Long-Term Interest Rate Futures Contracts	Net unrealized gain (loss) on open futures contracts	317,388	(59,328)	258,060
Total Return Swaps Contracts	Net unrealized gain (loss) on open swap contracts	35,117	(31,715)	3,402
Forward Currency Contracts	Net unrealized gain (loss) on open forward currency contracts	9,704,901	(8,886,202)	818,699
Totals		$15,994,699	$(11,561,669)	$4,433,030

*	Derivatives not designated as hedging instruments under ASC 815.

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2013

The trading gains and losses of the Trust’s derivatives by instrument type, as well as the location of those gains and losses on the Statement of Operations, for the year ended December 31, 2013 is as follows:

Type of Instrument	Trading Gains / (Losses) for the Year Ended December 31, 2013
Total Return Swap Contracts	$355,846
Agriculture Futures Contracts	3,225,290
Energy Futures Contracts	(2,370,410)
Metal Futures Contracts	4,978,691
Stock Indices Futures Contracts	22,084,188
Short-Term Interest Rate Futures Contracts	(4,831,454)
Long-Term Interest Rate Futures Contracts	(2,303,478)
Forward Currency Contracts	2,517,643
Totals	$23,656,316

Statement of Operations Location	Trading Gains / (Losses) for the Year Ended December 31, 2013
Net realized gain (loss) from investments:
Swaps trading, net of trading commissions and fees**	$352,444
Futures trading, net of trading commissions and fees**	18,357,102
Forwards trading, net of trading commissions and fees**	4,852,438
Net change in unrealized appreciation (depreciation) on investments:
Swap trading, net	3,402
Future trading, net	2,425,725
Forwards trading, net	(2,334,795)
Totals	$23,656,316

**	Amount differs from the amount on the Statement of Operations as the amount above is before reduction of trading commissions and fees, swap fees and financing, and does not include gains and losses on foreign currency cash balances at the futures broker, as appropriate.

For the year ended December 31, 2013, the monthly average of futures contracts bought and sold was approximately 22,800, the monthly average of notional value of total return swap contracts was approximately $191,200,000 and the monthly average of notional value of forward currency contracts was $1,375,700,000.

Open futures and forward currency contracts generally mature within twelve months; as of December 31, 2013, the latest maturity date for open futures contracts is March 2015 and the latest maturity date for open forward currency contracts is March 2014. However, the Trust intends to close all futures contracts and offset all forward currency contracts prior to maturity. Total return swaps have a termination date of May 2018 although the

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2013

underlying positions within the swaps are constantly changing and resets are typically done on a monthly basis.

Credit Risk

The Trust trades futures contracts on exchanges that require margin deposits with the futures broker. Additional deposits may be necessary for any loss on contract value. The Commodity Exchange Act requires a futures broker to segregate all customer transactions and assets from such futures broker’s proprietary activities. A customer’s cash and other property (for example, U.S. Treasury Bills) deposited with a futures broker are considered commingled with all other customer funds subject to the futures broker’s segregation requirements. In the event of a futures broker’s insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

The Trust trades forward currency and total return swap contracts in unregulated markets between principals and assumes the risk of loss from counterparty nonperformance. Accordingly, the risks associated with forward currency and total return swap contracts are generally greater than those associated with exchange traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

The Trust has entered into International Swaps and Derivatives Association Master Agreement (“ISDA Agreement”) with RBS and UBS. Under the terms of the ISDA agreements, upon the designation of an Event of Default, as defined in the ISDA Agreements, the non-defaulting party may set-off any sum or obligation owed by the defaulting party to the non-defaulting party against any sum or obligation owed by the non-defaulting party to the defaulting party. If any sum or obligation is unascertained, the non-defaulting party may in good faith estimate that sum or obligation and set-off in respect to that estimate, accounting to the other party when such sum or obligation is ascertained.

Under the terms of each of the master netting agreement with the futures broker, upon occurrence of a default by the Trust, as defined in respective account documents, the futures broker has the right to close out any or all open contracts held in the Trust’s account; sell any or all of the securities held; and borrow or buy any securities, contracts or other property for the Trust’s account. The Trust would be liable for any deficiency in its account resulting from such transactions.

The Trust has entered into a Special Custody Account Agreement (“SCA Agreement”) with Morgan Stanley and State Street Bank. Under this agreement, collateral is pledged by State Street Bank to Morgan Stanley to support the Trust’s short selling of securities with Morgan Stanley. Under the

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2013

terms of the SCA Agreement, upon the designation of an event of default by the Trust or Insolvency, as defined in the SCA Agreement, of the Trust, and after the transmittal of a Joint Advice, as defined, by Morgan Stanley to the Trust, Morgan Stanley may request collateral pledged to satisfy liabilities owed to Morgan Stanley by the Trust.

The Trust has a substantial portion of its assets on deposit with financial institutions in connection with its trading of derivatives, securities and its cash management activities. In the event of a financial institution’s insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to financial collateral (including U.S. Treasury Bills and cash collateral) held at clearing brokers and counterparties. Margin reflected in the Collateral tables is limited to the net amount of unrealized loss at each counterparty. Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the Collateral tables.

Offsetting of Derivative Assets As of December 31, 2013
Type of Instrument	Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities
Derivatives
Futures contracts	Newedge	$6,254,681	$(2,643,752)	$3,610,929
Total return swap contracts	UBS	35,117	(31,715)	3,402
Forward currency contracts	RBS	5,852,935	(5,800,797)	52,138
Forward currency contracts	UBS	3,851,966	(3,085,405)	766,561
Total forward currency contracts		9,704,901	(8,886,202)	818,699
Total derivatives		$15,994,699	$(11,561,669)	$4,433,030

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2013

Derivatives Assets and Collateral Received by Counterparty As of December 31, 2013
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Newedge	$3,610,929	$0	$0	$3,610,929
UBS (swaps)	3,402	0	0	3,402
UBS (forwards)	52,138	0	0	52,138
Royal Bank of Scotland	766,561	0	0	766,561
Total derivatives	$4,433,030	$0	$0	$4,433,030

Offsetting of Financial Liabilities and Derivative Liabilities As of December 31, 2013
Type of Instrument	Counterparty	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities
Derivatives
Futures contracts	Newedge	$2,643,752	$(2,643,752)	$0
Total return swaps contracts	UBS	31,715	(31,715)	0
Forward currency contracts	RBS	5,800,797	(5,800,797)	0
Forward currency contracts	UBS	3,085,405	(3,085,405)	0
Total forward currency contracts		8,886,202	(8,886,202)	0
Total derivatives		11,561,669	(11,561,669)	0
Securities borrowing	Morgan Stanley	108,075,639	0	108,075,639
Total		$119,637,308	$(11,561,669)	$108,075,639

Financial Liabilities, Derivatives Liabilities and Collateral Pledged by Counterparty As of December 31, 2013
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Newedge	$0	$0	$0	$0
UBS (swaps)	0	0	0	0
UBS (forwards)	0	0	0	0
RBS	0	0	0	0
Morgan Stanley	108,075,639	937,839	107,137,800	0
Total	$108,075,639	$937,839	$107,137,800	$0

The Campbell Multi-Strategy Trust
Notes To Financial Statements
December 31, 2013

The Adviser has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The Adviser’s basic market risk control procedures consist of continuously monitoring open positions, diversification of the portfolio and maintenance of a margin-to-equity ratio that rarely exceeds 30%. The Adviser’s attempt to manage the risk of the Trust’s open positions is essentially the same in all market categories traded. The Adviser applies risk management policies to its trading which generally limit the total exposure that may be taken per “risk unit” of assets under management. In addition, The Adviser follows diversification guidelines (often formulated in terms of the balanced volatility between markets and correlated groups), as well as reducing position sizes dynamically in response to trading losses. The Adviser controls the risk of the Trust’s non-trading fixed income instruments by limiting the duration of such instruments and requiring a minimum credit quality of the issuers of those instruments.

The Adviser seeks to minimize credit risk primarily by depositing and maintaining the Trust’s assets at financial institutions and brokers which The Adviser believes to be credit worthy. The unitholder bears the risk of loss only to the extent of the market value of their respective investments and, in certain specific circumstances, distributions and redemptions received.

Note 12.	INDEMNIFICATIONS

In the normal course of business, the Trust enters into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of any future obligation under these indemnifications to be remote.

Note 13.	SUBSEQUENT EVENTS

Management of the Trust has evaluated subsequent events through the date the financial statements were filed. There are no subsequent events to disclose or that would require adjustment to or disclosure in the financial statements.

Privacy Notice

The Trust and the Adviser believe that investors are entitled to the best service they can offer – and that includes the right to feel comfortable about the personal non-public information investors share with the Trust and the Adviser.

In the normal course of business, investors give the Trust and the Adviser non-public personal information. The Trust and the Adviser use this information to manage each investor’s account, direct transactions and provide each investor with valuable information. The Trust and the Adviser may collect this information through forms, interviews, transaction history of an investor’s account, or third parties. The information includes each investor’s name, address, telephone number, social security number, transactional and financial information, as well as other personal non-public information the Trust and the Adviser may need to service an investor’s account. The Trust and the Adviser maintain physical, electronic, and procedural safeguards that comply with federal standards to protect confidentiality.

Neither the Trust nor the Adviser provides customer names and addresses, or other non-public information, to outside firms, organizations or individuals, except as necessary to service investor accounts or as permitted by law. For example, in the course of regular business, the Trust may share relevant information with service providers that support the Trust and the Adviser in servicing investor accounts. These companies may use this information only for the services for which they are hired, and are not permitted to use or share this information for any other purpose.

The Trust and the Adviser require service providers to the Trust to maintain policies and procedures designed to assure that access to non-public personal information about investors is restricted to employees who need to know that information in order to provide products or services to those investors, and that the use of such information is limited to the purposes for which it was disclosed or as otherwise permitted by law. The Trust and the Adviser also require that service providers maintain strict physical, electronic and procedural safeguards designed to protect the personal information of investors that comply with federal standards.

The Trust and the Adviser will continue to adhere to the privacy policies and practices described in this Memorandum with respect to information about former Shareholders who have redeemed their Shares.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics for its Chief Executive Officer, Chief Financial Officer, Director of Fund Accounting and persons performing similar functions. The registrant has not made any material amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the code of ethics may be obtained at no charge by written request to Campbell & Company Investment Adviser’s Legal Department, 2850 Quarry Lake Drive, Baltimore, Maryland 21209 or by calling 1-800-698-7235.

Item 3. Audit Committee Financial Expert.

At a meeting of the Board of Trustees held on June 17, 2013, the Board unanimously approved a resolution re-appointing Mr. Russell Fleming as the “Audit Committee Financial Expert” as that term is defined in the Securities and Exchange Commission in Form N-CSR and he is “independent.”

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees – the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principle accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $69,000 for 2013 and $66,000 for 2012.
(b)	Audit-Related Fees – there were no audit related fees billed to the registrant in 2013 or 2012 for assurance and related services rendered by the principle accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.
(c)	Tax Fees – there were no tax fees billed in 2013 or 2012 for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.
(d)	Other Fees – there were no other fees billed for 2013 or 2012for products and services provided to the registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.
(e)	1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

THE CAMPBELL MULTI-STRATEGY TRUST

AUDIT COMMITTEE PRE-APPROVAL PROCESS

The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Trust by the independent registered public accounting firm (“independent accountants”), including the fees to be paid therefor. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Audit Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at each of its scheduled meetings.

Pre-approval for a permitted non-audit service shall not be required if: (1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Trust to the independent accountants in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated.

Additionally, the Audit Committee shall pre-approve the independent accountants’ engagements for non-audit services with the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Trust in accordance with the foregoing paragraph, if the engagement relates directly to the operations and financial reporting of the Trust, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the independent accountants by the Trust, the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Trust during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee pursuant to this paragraph (without regard to this exception).

The independent accountants may not perform contemporaneously any of the following non-audit services for the Trust:

1.	bookkeeping or other services related to the accounting records or financial statements of the Trust;
2.	financial information systems design and implementation;
3.	appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
4.	actuarial services;
5.	internal audit outsourcing services;
6.	management functions or human resources;
7.	broker or dealer, investment adviser, or investment banking services;
8.	legal services and expert services unrelated to the audit; and
9.	any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

(e)	2) No services included in b) – d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable as less than 50%.
(g)	There were no aggregate non-audit fees billed by the principle accountant for services rendered to the registrant or the investment adviser in 2013 or 2012.
(h)	The registrant’s Audit Committee has considered whether the provisions of any non-audit services rendered to the registrant’s investment adviser that were not pre-approved pursuant (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

See Item 1. Reports to Stockholders

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

CAMPBELL & COMPANY INVESTMENT ADVISER LLC

PROXY VOTING POLICY AND PROCEDURES

OVERVIEW

This Proxy Voting Policy was adopted by Campbell & Company Investment Adviser LLC (the "Investment Adviser") to comply with Rule 206(4)-6 (the "Rule") under the Investment Advisers Act of 1940 ("Advisers Act"). The Policy, which has been designed to ensure that the Investment Adviser votes proxies in the best interest of its clients and provides clients with information about how their proxies are voted, contains procedures that have been reasonably designed to prevent and detect fraudulent, deceptive or manipulative acts by the Investment Adviser and its advisory affiliates. The Investment Adviser's advisory affiliates are defined in this Policy to include: 1) all members, officers, directors (or any person performing similar functions); 2) all persons directly or indirectly controlling or controlled by the Investment Adviser; and 3) all current employees.

LEGAL REQUIREMENTS

The Rule states that it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless the Investment Adviser:

●	Adopts and implements written policies and procedures that are reasonably designed to ensure that the Investment Adviser votes client securities in the best interest of clients, which procedures must include how the Investment Adviser addresses material conflicts that may arise between its interests and those of its clients;
●	Discloses to clients how they may obtain information from the Investment Adviser about how it voted with respect to their securities; and
●	Describes to clients the Investment Adviser’s proxy voting policies and procedures and, upon request, furnishes a copy of the policies and procedures to the requesting client.

In accordance with its obligations under the Rule, the Investment Adviser has designed and adopted the following procedures to ensure that client proxies are voted in the best interest of clients at all times.

POLICY

The Policy applies to those client accounts that contain voting securities and for which the Investment Adviser has authority to vote client proxies. The Policy will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues.

When voting proxies for client accounts, the Investment Adviser's primary objective is to make voting decisions solely in the best interest of clients for which it manages assets. In fulfilling its obligations to clients, the Investment Adviser will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. As a systematic trader, the Investment Adviser's main goal is to enhance returns for its clients. In general, the Investment Adviser invests in companies with whose management and boards they are generally comfortable. Accordingly, the Investment Adviser has decided to vote proxies in a manner that generally supports management. The Investment Adviser has determined that it is not in the best interest of its clients to act as a shareholder "activist" or a manager who spends time and resources actively engaged in supporting or opposing matters before shareholders.

To help meet its proxy voting obligations and to minimize potential conflicts of interest, the Investment Adviser has retained a third party vendor, Broadridge Financial Services ("Broadridge"). Broadridge casts votes on behalf of Investment Adviser clients through its platform, ProxyEdge, and provides other services, such as independent vote recommendations, ballot tracking and recordkeeping.

PROCEDURES

General

The Investment Adviser shall coordinate with Broadridge to ensure that Broadridge receives proxy voting materials from companies or intermediaries. Such entities shall be instructed to direct all proxy voting materials to Broadridge.

The Investment Adviser shall maintain a list of all of the Investment Adviser clients for which it votes proxies. The list will be maintained electronically by the Compliance Associate. The Compliance Associate will inform Broadridge of any changes on an as needed basis.

The Investment Adviser will inform Broadridge the vote policy guidelines to utilize for its accounts. Currently, the Investment Adviser subscribes to Broadridge’s Typical Investment Manager Policy. This policy was designed to maximize returns by voting in a manner that generally supports management while carefully limiting risk to investors to the greatest extent possible. Under these guidelines, it is expected that the proxies are voted with management approximately 90% of the time.

The Investment Adviser is not required to vote every client proxy and refraining from voting should not necessarily be construed as a violation of the Investment Adviser’s fiduciary obligations. The Investment Adviser shall not ignore or neglect its proxy voting responsibilities at any time. However, there may be times when refraining from voting is in the client’s best interest, such as when the Investment Adviser’s analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client. For example, the Investment Adviser has determined that the cost of casting a vote on a foreign security exceeds any potential benefit to its clients. The Investment Adviser shall file a Form N-PX for its clients, where appropriate.

The Investment Adviser will provide a description of its proxy voting policies and procedures in its Form ADV Part 2 and will disclose to clients how they may obtain information from the Investment Adviser about how it voted with respect to their securities.

The Chief Compliance Officer will report any attempts by the personnel of the Investment Adviser to influence the voting of client proxies in a manner that is inconsistent with this Policy. Such report shall be made to the Investment Adviser’s Chief Executive Officer (“CEO”), or if the CEO is the person attempting to influence the voting, then to the Investment Adviser’s outside counsel.

Material Conflicts of Interest

As noted previously, the Investment Adviser will vote its clients’ proxies in the best interest of its clients and not its own. In voting client proxies, the Investment Adviser shall avoid material conflicts of interest between the interests of the Investment Adviser on the one hand and the interests of its clients on the other.

The Investment Adviser may be exposed to potential material conflicts of interest. For example, business or personal relationships may exist between the Investment Adviser, its officers, managers or employees and a public company in which the Investment Adviser has invested. To address these, and other, potential material conflicts of interest, the Investment Adviser subscribes to vote recommendations provided by an independent third party, Broadridge.

In the rare event that a vote recommendation is overridden by the Investment Adviser, the Chief Compliance Officer must first review the proxy and determine whether any material conflicts of interest exist. If there are no material conflicts of interest, the vote recommendation may be overridden, provided that the proposed proxy vote is in accordance with the policy stated herein. If a material conflict of interest exists, the Chief Compliance Officer will either obtain the informed consent of the affected clients as to the fact that a material conflict exists in voting the client’s proxy in the manner favored by the Investment Adviser or the proxy will be voted in accordance with Broadridge’s vote recommendation. When overriding a recommended vote, prior approval is required by the Chief Executive Officer. The Investment Adviser will maintain documentation of the analysis of the override, approvals required and the vote ultimately cast.

Recordkeeping

In accordance with Rule 204-2(c)(2) under the Advisers Act, the Investment Adviser shall maintain the following documents in an easily accessible place for five years, the first two in an appropriate office of the Investment Adviser:

•	Proxy voting policies and procedures;
•	Proxy statements received regarding client securities;
•	Records of votes cast on behalf of clients;
•	Records of client requests for proxy voting information; and
•	Any documents prepared by the Investment Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision.

In lieu of maintaining its own copies of proxy statements as noted above, the Investment Adviser may rely on proxy statements filed on the SEC’s EDGAR system (see www.sec.gov/search/search.htm). Additionally, the Investment Adviser may rely on Broadridge to maintain records of proxy votes cast.

All proxy votes will be recorded and the following information will be maintained:

•	The name of the issuer of the portfolio security;
•	The exchange ticker symbol of the portfolio security;
•	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
•	The shareholder meeting date;
•	The number of shares the Investment Adviser voted on a firm-wide basis;
•	A brief identification of the matter voted on;
•	Whether the matter was proposed by the issuer or by a security holder;
•	Whether or not the Investment Adviser cast its votes on the matter;
•	How the Investment Adviser cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);
•	Whether the Investment Adviser cast its vote with or against management; and
•	Whether any client requested an alternative vote on its proxy.

Client Request to Review Votes

Any request by a client to review votes, whether written (including e-mail) or oral, received by any of the Investment Adviser’s employees, must be promptly reported to the Chief Compliance Officer. All written requests must be retained by the Investment Adviser. The following additional procedures shall be followed with respect to a client request to review proxy voting information:

The Chief Compliance Officer shall record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third party, not a proxy voting client, other dispositions, etc.).

The Investment Adviser shall provide the information requested, free of charge, to the client within a reasonable time period (within 10 business days) for their review at the offices of the Investment Adviser. Such a review shall be documented and should be attached and maintained with the client’s written request, if applicable, and maintained in the permanent file.

Clients are permitted to request, and the Investment Adviser is required to distribute, the proxy voting record for such client for the five (5) year period prior to their request.

Annual Review & Certification

On an annual basis, the Investment Adviser will review a sample of its client accounts to ensure that it is properly receiving and voting all of its clients’ proxies in accordance with the Rule. Further, the Investment Adviser employee that is involved in the proxy voting process is required to certify annually that he or she has read, understands and has complied with, to the best of his or her knowledge, these policies and procedures. The foregoing certifications must be set forth in writing on a standard Proxy Voting Policy Annual Certification Form (see Exhibit A - Annual Proxy Certification).

Confidentiality

All reports and any other information filed with the Investment Adviser pursuant to this Policy shall be treated as confidential, except that the same may be disclosed to the Investment Adviser’s management, any regulatory or self-regulatory authority or agency upon its request, or as required by law or court or administrative order.

Amendment

The Investment Adviser may, from time to time, amend this Policy, and/or adopt such interpretations of this Policy as it deems appropriate provided, however, that such changes are approved by the Investment Adviser management.

Questions or Concerns

Any questions or concerns regarding this Policy, or whether a particular issue may present a material conflict of interest with respect to the Investment Adviser’s voting of client proxies, should be directed to the Chief Compliance Officer.

EXHIBIT A

PROXY VOTING POLICY

ANNUAL CERTIFICATION FORM

I have recently read and reviewed the Investment Adviser’s Proxy Voting Policy and Procedures. I understand such policies and procedures and recognize that I am subject to them and understand the penalties for non-compliance. I certify that if I have a question as to whether a particular issue may present a material conflict of interest with respect to the Investment Adviser’s voting of client proxies, then I shall immediately notify the Chief Compliance Officer.

I further certify that I have fully and accurately completed this certificate. I am currently aware of the following potential material conflicts of interest or attempts to influence the Investment Adviser’s proxy voting process, which are discussed below.

KNOWN POTENTIAL MATERIAL CONFLICTS OR ATTEMPTS TO INFLUENCE THE PROXY VOTING PROCESS (describe fully below):

CERTIFIED BY:

NAME:	(PRINT)

SIGNATURE:

DATE:

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Portfolio Management

The Adviser makes the Trust’s trading decisions using proprietary models which analyze both technical and fundamental market indicators. Following are the biographies of members of the Adviser’s Investment Committee, which is responsible for overseeing the proprietary models utilized on behalf of the Trust.

G. William Andrews, born in 1972, joined Campbell & Company in April 1997 and was appointed to the Board of Directors of Campbell & Company and as Chief Executive Officer of both Campbell & Company and Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, a registered commodity trading advisor and an SEC registered investment adviser, in November 2012. Mr. Andrews is also, since November 2012, the Chief Executive Officer of The Campbell Multi-Strategy Trust, a registered investment company and Director of Campbell Financial Services, Inc., an SEC-registered broker-dealer and FINRA member. Since March 2010, Mr. Andrews has served on the firm’s Investment Committee. Mr. Andrews served as Co-Director of Research since November 2011 until October 2012; Chief Operating Officer from January 2010 to May 2012; Vice President: Director of Operations from April 2007 to January 2010; Vice President: Director of Research Operations from March 2006 to April 2007 and Research Assistant from March 2005 to February 2006. He has also served as the Vice President and Chief Operating Officer of Campbell & Company Investment Adviser LLC and The Campbell Multi-Strategy Trust from March 2010 to June 2012. Mr. Andrews holds an M.B.A. in Finance from Loyola College in Maryland and a Bachelor of Social Science from Waikato University, New Zealand. Mr. Andrews became listed as a Principal of Campbell & Company effective June 21, 2006, listed as a NFA Associate Member effective April 10, 2013 and registered as a NFA Associated Person effective April 11, 2013. Mr. Andrews became listed as a Principal of Campbell & Company Investment Adviser LLC effective March 29, 2010.

Michael S. Harris, born in 1975, has been employed by Campbell & Company since July 2000, and was appointed to the Board of Directors of Campbell & Company and as President of both Campbell & Company and Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, a registered commodity trading advisor and an SEC registered investment adviser, in November 2012. Mr. Harris has also been appointed, since November 2012, as President of The Campbell Multi-Strategy Trust, a registered investment company, and as Director of Campbell Financial Services, Inc., an SEC- registered broker-dealer FINRA member. Since March 2010, Mr. Harris has served on the firm’s Investment Committee. Mr. Harris served as Vice President and Director of Trading since June 2006 to October 2012 and as Deputy Manager of Trading from September 2004 to May 2012. Mr. Harris holds a B.A. in Economics and Japanese Studies from Gettysburg College. He also spent time studying abroad at Kansai Gaidai University in Osaka, Japan. Mr. Harris became registered as a NFA Associated Member and Associated Person effective August 19, 2000 and September 21, 2000, respectively; and listed as a Principal of Campbell & Company and Campbell & Company Investment Adviser LLC effective June 15, 2006 and November 13, 2012, respectively. Mr. Harris became listed as a swap associated person of Campbell and Campbell & Company Investment Adviser LLC on March 1, 2013. Mr. Harris became listed as a forex associated person of Campbell and Campbell & Company Investment Adviser LLC on March 5, 2013.

Dr. Xiaohua Hu, born in 1963, joined Campbell & Company in April 1994 and was appointed as Director of Research of both Campbell & Company and Campbell & Company Investment Adviser LLC, a wholly-owned subsidiary of Campbell & Company, a registered commodity trading advisor and an SEC registered investment adviser, in November 2012. Dr. Hu formerly served as the Co-Director of Research from November 2011 to October 2012. Since he joined the firm Dr. Hu has had a major role in the ongoing research and development of Campbell & Company’s trading systems. In March 2010, Dr. Hu was appointed to the firm’s Investment Committee. As Director of Research he is responsible for the management of the research and investment process at the firm.  Dr. Hu holds a B.A. in Manufacturing Engineering from Changsha Institute of Technology in China. He went on to receive a Ph.D. in Systems and Information Engineering from the Toyohashi University of Technology, in Japan. During his studies at Toyohashi, Dr. Hu was also a Visiting Researcher in Computer Science and Operations Research and published several refereed papers in the Journal of Society of Instrument and Control Engineers of Japan. Dr. Hu was listed as a Principal of Campbell & Company from February 1998 to December 2001. Dr. Hu again became listed as a Principal of Campbell & Company and Campbell & Company Investment Adviser LLC effective April 7, 2010 and November 14, 2012 respectively.

John R. Radle, born in 1967, joined Campbell & Company in June 2005 and was appointed Global Head of Trading in October 2012 of Campbell & Company, a registered commodity trading advisor, and its wholly-owned subsidiary Campbell & Company Investment Adviser LLC, a SEC registered investment adviser, in June 2013.  Mr. Radle also served as the Equity Trading Manager from June 2005 to December 2010 and Manager - Equity & Rule-Based Execution from December 2010 to October 2012.  In this capacity Mr. Radle provided oversight of the all equity trade activities and assessed trade algorithms. Mr. Radle is a member of the Investment Committee and the Best Execution Committee since April 2013 and November 2006, respectively.  Mr. Radle holds a BBA   in Finance from Texas Christian University in Fort Worth, TX.  He also holds an MBA from Johns Hopkins University in Baltimore, MD.  Mr. Radle became listed as a Principal of Campbell & Company and Campbell & Company Investment Adviser LLC effective June 6, 2013. Mr. Radle became registered as a NFA Associated Member and Associated Person effective November 5, 2007.

The Trust utilizes a systematic, model driven trading approach. The Adviser manages the Trust's assets based on signals derived from models, thereby minimizing the "human" element from the day-to-day individual investment decision making process. More specifically, risk management sits at the model and portfolio level. Portfolio-wide position limits, portfolio volatility and model diversification are also monitored.

Other Funds and Accounts Managed by Portfolio Managers as of December 31, 2013

	Number of Accounts and Assets for Which Advisory Fee is Performance-Based**

	Registered Investment Companies	Other Pooled Investment Vehicles**	Other Accounts***
G. William Andrews*	0 accounts	13 accounts	8 accounts
	$0	$1,921,345,234	$1,520,894,253
Michael S. Harris *	0 accounts	13 accounts	8 accounts
	$0	$1,921,345,234	$1,520,894,253
Xiaohua Hu *	0 accounts	13 accounts	8 accounts
	$0	$1,921,345,234	$1,520,894,253
John R. Radle *	0 accounts	13 accounts	8 accounts
	0	$1,921,345,234	$1,520,894,253
*	G. William Andrews, Michael S. Harris, Xiaohua Hu and John R. Radle are members of the Adviser’s Investment Committee.
**	Of the Other Pooled Investment Vehicles, 13 accounts with net assets of $1,921,345,234 have a performance-based fee.
***	Of the Other Accounts, 2 accounts with net assets of $1,337,972,156 has a performance-based fee.

Portfolio Manager Compensation

The Investment Committee members are compensated by Campbell & Company, Inc., the managing member and sole owner of the Adviser. The elements of total compensation for the Investment Committee members are base salary and a combination of profit sharing and/or discretionary bonus. Profit sharing is based on the annual pre-tax earnings of Campbell & Company, Inc. (a Subchapter S corporation) as well as other employee benefits. Discretionary bonuses are based on the performance of Campbell & Company, Inc. as well as the individual performance of the member.

Base Salary. Similar to that of many asset management firms, base salaries, which are fixed, represent a relatively small portion of the Investment Committee members’ total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) profit-sharing/discretionary bonus element of a Investment Committee member’s compensation.

Performance-Based Profit Sharing. The profit sharing portion of the compensation for each Investment Committee member is based on the pre-tax earnings of Campbell & Company, Inc. and, as such, will be a product of the advisory and performance-based fees earned through the management of the Trust, the Other Pooled Investment Vehicles, and the Other Accounts mentioned above (See –Other Funds and Accounts Managed by Portfolio Managers as of December 31, 2013). Other factors, such as expenses, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation, will also contribute to the profitability of the Adviser and its affiliates, and will therefore affect the profit sharing aspect of the Investment Committee member’s compensation. Discretionary bonuses are a function of the profitability of Campbell & Company, Inc. as well as a number of factors relating to the individual performance of the member.

Performance-based profit sharing and discretionary bonuses are distributed to the Investment Committee members in cash.

The Adviser strongly believes that providing performance-based compensation and equity ownership aligns the interests of the Investment Committee members with the interests of the Shareholders. This approach ensures that certain Investment Committee members participate in both the “downside risk” and “upside opportunity” of the performance of the Adviser and its affiliates. Investment Committee members therefore have a direct incentive to protect the Adviser’s reputation and integrity.

Other Benefits. Investment Committee members are also eligible to participate in broad-based plans offered generally to employees of Campbell & Company and its affiliates, including broad-based 401(k), health, and other employee benefit plans.

Equity Securities Beneficially Owned by the Portfolio Managers as of December 31, 2013

Dollar Range of Equity Securities Beneficially Owned
G. William Andrews	None

Michael S. Harris	None

Xiaohua Hu	$100,001 - $500,000

John R Radle	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASE OF EQUITY SECURITIES

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
1/01/2013 To 1/31/2013	None	None	None	None
2/01/2013 To 2/28/2013	None	None	None	None
3/01/2013 To 3/31/2013	4,252.497	$1,336.15	4,252.497(1)	None
4/01/2013 To 4/30/2013	None	None	None	None
5/01/2013 To 5/31/2013	None	None	None	None
6/01/2013 To 6/30/2013	5,443.846	$1,402.47	5,443.846(2)	None
7/01/2013 To 7/31/2013	None	None	None	None

8/01/2013 To 8/30/2013	None	None	None	None
9/01/2013 To 9/30/2013	7,995.339	$1,347.36	7,995.339(3)	None
10/01/2013 To 10/31/2013	None	None	None	None
11/01/2013 To 11/30/2013	None	None	None	None
12/01/2013 To 12/31/2013	12,940.581	$1,385.17	12,940.581(4)	None
Total	30,632.263		30,632.263

(1) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on February 15, 2013 that expired on March 18, 2013. In connection with this repurchase offer, the Trust offered to repurchase up to 28,061.118 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of March 31, 2013.

(2) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on May 16, 2013 that expired on June 17, 2013. In connection with this repurchase offer, the Trust offered to repurchase up to 28,373.670 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of June 30, 2013.

(3) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on August 15, 2013 that expired on September 16, 2013. In connection with this repurchase offer, the Trust offered to repurchase up to 28,882.390 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of September 30, 2013.

(4) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on November 15, 2013 that expired on December 17, 2013. In connection with this repurchase offer, the Trust offered to repurchase up to 29,782.923 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of December 31, 2013.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

The registrant’s principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not Applicable.
	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
	(3)	Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Campbell Multi-Strategy Trust

By	/s/ Gregory T. Donovan

Gregory T. Donovan, Chief Financial Officer

Date	March 10, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ G. William Andrews

William Andrews, Chief Executive Officer

Date	March 10, 2014

By	/s/ Gregory T. Donovan

Gregory T. Donovan, Chief Financial Officer

Date	March 10, 2014